                               Table of Contents

                       Schedule of Portfolio Investments
                                       1

                      Statements of Assets and Liabilities
                                       38

                            Statements of Operations
                                       40

                      Statements of Changes in Net Assets
                                       42

                       Notes to the Financial Statements
                                       44

                              Financial Highlights

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
PRIME MONEY MARKET FUND                                           MARCH 31, 1998

(Unaudited)

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
              COMMERCIAL PAPER (42.2%)
AGRICULTURE (0.8%)
California Almond, 5.63%,
  04/20/98                  1,400,000   $  1,395,899
                                        ------------
AUTO PARTS (1.8%)
Denso International
  America, 5.73%,
  04/15/98                  3,000,000      2,993,408
                                        ------------
AUTOMOTIVE (2.9%)
Volkswagen America,
  6.18%, 04/01/98           5,000,000      5,000,000
                                        ------------
BANKING (2.2%)
Banco BCN Barclays, S.A.,
  5.57%, 05/28/98           2,704,000      2,680,461
BBL North America, 5.55%,
  05/20/98                    500,000        496,277
Caisse D'Amort Dette
  Society, 5.63%,
  04/27/98                    600,000        597,595
                                        ------------
                                           3,774,333
                                        ------------
BUSINESS SERVICES (1.2%)
Dairy Investment Board,
  5.63%, 04/23/98           2,000,000      1,993,217
                                        ------------
DRUGS (1.2%)
Glaxo Welcome, 5.61%,
  04/09/98                  2,000,000      1,997,542
                                        ------------
ELECTRIC UTILITY (1.2%)
Dayton Power Light,
  5.62%, 04/13/98           2,000,000      1,996,307
                                        ------------
FINANCIAL SERVICES
  (12.4%)
Abbey National North
  America, 5.63%,
  04/01/98                  1,000,000      1,000,000
Banca Cassa di Risparmio
  di Torino's, 5.58%,
  04/01/98                    475,000        475,000
Block Financial Corp.,
  5.62%, 04/30/98           1,000,000        995,537

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Coop, 5.63%, 04/24/98       2,000,000   $  1,992,908
Cooper Tractor, 5.60%,
  04/17/98                  1,500,000      1,496,320
Cooper Tractor, 5.58%,
  04/21/98                  1,000,000        996,944
Cooper Tractor 'A',
  5.60%, 04/03/98           1,000,000        999,693
Deutsche Bank, 5.63%,
  04/08/98                    500,000        499,460
GE Capital, 5.59%,
  05/18/98                    500,000        496,403
Goldman, 5.78%, 04/15/98    5,000,000      4,988,917
Merrill Lynch, 5.64%,
  04/09/98                  1,000,000        998,764
Merrill Lynch, 5.64%,
  04/14/98                    297,000        296,404
Merrill Lynch, 5.57%,
  04/17/98                  3,500,000      3,491,460
Merrill Lynch, 5.53%,
  06/19/98                    237,000        234,166
National Rural, 5.63%,
  04/22/98                    500,000        498,381
Reliastar, 5.63%,
  04/03/98                    650,000        649,800
Reliastar, 5.65%,
  04/09/98                    555,000        554,313
Reliastar, 5.65%,
  04/17/98                    500,000        498,762
                                        ------------
                                          21,163,232
                                        ------------
FOOD PRODUCTS & SERVICES (2.4%)
Golden Peanut, 5.78%,
  04/07/98                  1,100,000      1,098,955
Golden Peanut, 5.77%,
  04/13/98                  3,000,000      2,994,310
                                        ------------
                                           4,093,265
                                        ------------
GOVERNMENTS (FOREIGN) (0.5%)
Kingdom of Sweden, 5.63%,
  04/02/98                    800,000        799,877
                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 1998
(Unaudited)

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
INDUSTRIAL GOODS & SERVICES (5.5%)
Avnet Inc., 5.62%,
  05/06/98                  2,500,000   $  2,486,535
Avnet, Inc., 5.58%,
  04/20/98                  1,000,000        997,097
Hoechest, 6.21%, 04/01/98   5,000,000      5,000,000
Panson Fin America,
  5.62%, 04/01/98           1,000,000      1,000,000
                                        ------------
                                           9,483,632
                                        ------------
INSURANCE (5.4%)
ALFA Corp., 5.64%,
  04/10/98                  1,900,000      1,897,373
APC Funding, 5.58%,
  04/07/98                  1,000,000        999,083
APC Funding, 5.58%,
  04/21/98                  1,300,000      1,296,028
Kaiser Foundation, 6.18%,
  04/01/98                  5,000,000      5,000,000
                                        ------------
                                           9,192,485
                                        ------------
OFFICE EQUIPMENT & SERVICES (2.9%)
Xerox Credit Corp, 6.13%,
  04/01/98                  5,000,000      5,000,000
                                        ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES (0.7%)
Dresser Industrial,
  5.63%, 04/13/98           1,165,000      1,162,845
                                        ------------
PRINTING & PUBLISHING (1.1%)
Pearson, Inc., 5.60%,
  04/14/98                  1,950,000      1,946,109
----------------------------------------------------
TOTAL COMMERCIAL PAPER
  (COST $71,992,150)                      71,992,150
----------------------------------------------------

----------------------------------------------------
               CORPORATE BONDS (6.2%)

BANKING (2.3%)
American Express
  Centurion Bank, 5.63%,
  01/14/99                  2,000,000      2,000,000
Bank of New York, 5.53%,
  02/25/99                  2,000,000      1,998,611
                                        ------------
                                           3,998,611
                                        ------------

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
FINANCIAL SERVICES (3.9%)
American Express, 7.38%,
  02/01/99                  1,960,000   $  1,987,579
Associates Corp., 6.63%,
  05/15/98                    200,000        200,156
Associates Corp., 8.80%,
  8/01/98                   1,150,000      1,160,167
Associates Corp., 6.38%,
  08/15/98                    244,000        244,212
Avco Financial Services,
  5.50%, 05/01/98             100,000         99,962
CIT Group Holdings,
  8.75%, 04/15/98              85,000         85,084
Commercial Credit, 5.50%,
  05/15/98                    110,000        109,942
Ford Motor, 5.63%,
  01/15/99                     53,000         52,864
Ford Motor Credit, 5.63%,
  12/15/98                    115,000        114,892
General Motors Acceptance
  Corp., 7.75%, 01/15/99      411,000        417,406
Pitney Bowes Credit
  Corp., 6.25%, 06/01/98      150,000        150,057
Saloman Smith Barney
  Holdings, 5.50%,
  01/15/99                  2,000,000      1,998,118
                                        ------------
                                           6,620,439
----------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $10,619,050)                      10,619,050
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 1998
(Unaudited)

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.8%)

Federal National Mortgage
  Association, 5.45%,
  4/01/98*                  5,000,000   $  4,997,448
Federal National Mortgage
  Association, 5.69%,
  11/09/98                  5,000,000      5,001,138
----------------------------------------------------
TOTAL FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  (COST $9,998,586)                       9,998,586
----------------------------------------------------

----------------------------------------------------
              MEDIUM TERM NOTES (2.9%)

BANKING (0.2%)
Inter Bank of Recon,
  9.42%, 12/15/98             400,000        409,460
                                        ------------
FINANCIAL (2.7%)
Caterpillar, 8.16%,
  01/04/99                  1,000,000      1,015,746
CIT Group Holdings,
  6.13%, 09/01/98             460,000        460,090
Ford Motor, 5.15%,
  02/15/99                  1,000,000        996,392
Household Finance, 5.75%,
  03/08/99                  2,000,000      2,000,001
                                        ------------
                                           4,472,229
----------------------------------------------------
TOTAL MEDIUM TERM NOTES
  (COST $4,881,689)                        4,881,689
----------------------------------------------------

----------------------------------------------------
      U.S. GOVERNMENT AGENCY MORTGAGES (0.3%)

BUSINESS EQUIPMENT & SERVICE (0.3%)
Small Business
  Administration Pool
  #501982, 6.50%,
  04/01/98*                   573,411        583,429
----------------------------------------------------
TOTAL U.S. GOVERNMENT
  AGENCY MORTGAGES
  (COST $583,429)                            583,429
----------------------------------------------------

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
                YANKEE BONDS (1.3%)

FINANCIAL SERVICES (0.4%)
Ford Capital BV, 9.00%,
  8/15/98                     671,000   $    677,956
                                        ------------
GOVERNMENT AGENCY (0.9%)
Hydro-Quebec, 7.67%,
  11/30/98                  1,500,000      1,516,810
----------------------------------------------------
TOTAL YANKEE BONDS (COST
  $2,194,766)                              2,194,766
----------------------------------------------------

----------------------------------------------------
           REPURCHASE AGREEMENTS (34.5%)

UTILITIES (34.5%)
Goldman, 5.57%, 04/01/98
  (Collateralized by
  $25,796,015, GNMA, 6%,
  9/20/27, market value
  -- $25,500,000)          25,000,000     25,000,000
Prudential, 5.89%,
  04/01/98
  (Collateralized by
  $34,830,006, GNMA, 5%,
  12/20/27, market value
  -- $34,712,640)          34,032,000     34,032,000
----------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (COST $59,032,000)                      59,032,000
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 1998
(Unaudited)

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
             MONEY MARKET FUNDS (7.0%)

MONEY MARKET FUNDS (7.0%)
Bank of New York Cash
  Sweep                           567   $        567
Federated Prime Cash
  Obligations               6,000,000      6,000,000
Provident Temp Fund         6,000,000      6,000,000
----------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $12,000,567)                      12,000,567
----------------------------------------------------
TOTAL INVESTMENTS (COST
  $171,302,237)(a) --
  100.2%                                 171,302,237
LIABILITIES IN EXCESS OF OTHER ASSETS
  (0.2)% (346,132)
----------------------------------------------------
TOTAL NET ASSETS -- 100.0%      $170,956,105
----------------------------------------------------

---------------
Percentages indicated are based on net assets of $170,956,105.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 1998. Maturity date reflects next rate change date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY OBLIGATION FUND                                     MARCH 31, 1998
(Unaudited)

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
            U.S. TREASURY BILLS (17.8%)
U.S. Treasury Bill, 0%,
  4/16/98                  14,000,000   $ 13,968,581
----------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST
  $13,968,581)                            13,968,581
====================================================
            U.S. TREASURY NOTES (17.8%)
U.S. Treasury Notes,
  7.88%, 04/15/98           2,000,000      2,001,769
U.S. Treasury Notes,
  4.75%, 08/31/98           8,000,000      7,969,094
U.S. Treasury Notes,
  6.13%, 08/31/98           2,000,000      2,004,976
U.S. Treasury Notes,
  5.63%, 11/30/98           2,000,000      2,001,913
----------------------------------------------------
TOTAL U.S. TREASURY NOTES
  (COST $13,977,752)                      13,977,752
====================================================
            U.S. TREASURY STRIPS (11.3%)
U.S. Treasury STRIP, 0%,
  05/15/98                  6,000,000      5,960,390
U.S. Treasury STRIP, 0%,
  08/15/98                  3,000,000      2,939,078
----------------------------------------------------
TOTAL U.S. TREASURY STRIPS
  (COST $8,899,468)                        8,899,468
----------------------------------------------------

----------------------------------------------------
           REPURCHASE AGREEMENTS (45.7%)
Goldman Repurchase
  Agreement, 5.75%,
  04/01/98
  (Collateralized by
  16,502,000 U.S.
  Treasury Bond, 6.125%,
  11/15/27, market value
  -- $17,268,601)          16,930,000     16,930,000

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Prudential Repurchase,
  5.86%, 04/01/98
  (Collateralized by
  $18,490,000 various
  U.S. Government
  Securities,
  4.22%-8.50%, 10/15/98-
  03/15/11, market value
  -- $19,380,207)          19,000,000   $ 19,000,000
----------------------------------------------------
TOTAL REPURCHASE
  AGREEMENTS (COST $35,930,000)           35,930,000
----------------------------------------------------

----------------------------------------------------
             MONEY MARKET FUNDS (7.6%)
Federated Treasury
  Obligations Fund          3,000,000      3,000,000
Provident Fund              3,000,000      3,000,000
----------------------------------------------------
TOTAL MONEY MARKET FUNDS
(COST $6,000,000)                          6,000,000
----------------------------------------------------
TOTAL INVESTMENTS
(COST $78,775,801)(A) -- 100.2%           78,775,801
----------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS (0.2)%                             (160,684)
----------------------------------------------------
TOTAL NET ASSETS -- 100.0%              $ 78,615,117
----------------------------------------------------

---------------

Percentages indicated are based on net assets of $78,615,117.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
             CORPORATE BONDS (17.3%)
BANKING (2.9%)
Bankamerica Corp.,
  6.20%, 02/15/06           500,000   $    492,500
Chase Manhattan Corp.,
  10.13%, 11/01/00        1,000,000      1,095,000
Interamerican
  Development Bank,
  8.40%, 09/01/09           100,000        119,250
MBNA American Bank,
  6.92%, 05/30/00           550,000        557,563
Mellon Bank, 7.63%,
  09/15/07                  100,000        108,375
Union Planters, 6.25%,
  11/01/03                1,100,000      1,093,125
Wells Fargo & Co.,
  7.13%, 08/15/06           500,000        520,625
                                      ------------
                                         3,986,438
                                      ------------
BEVERAGES & TOBACCO (2.0%)
Anheuser Busch Cos.,
  8.75%, 12/01/99         1,000,000      1,045,000
Pepsico, Inc., 7.63%,
  11/01/98                  500,000        504,080
Seagram Co. Ltd.,
  8.35%, 11/15/06         1,000,000      1,121,250
                                      ------------
                                         2,670,330
                                      ------------
COMPUTER HARDWARE (1.4%)
IBM Corp., 7.00%,
  10/30/25                1,800,000      1,865,250
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Maytag Corp., 8.88%,
  07/15/99                   27,000         27,979
                                      ------------
ELECTRIC UTILITY (0.7%)
Consolidated Edison,
  6.63%, 02/01/02           500,000        506,875
Philadelphia Electric,
  6.63%, 03/01/03           500,000        508,125
                                      ------------
                                         1,015,000
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FINANCIAL SERVICES
  (3.9%)
Associates Corp. N.A.,
  6.63%, 06/15/05         2,000,000   $  2,034,999
Ford Motor Credit
  Corp., 7.75%,
  03/15/05                  500,000        536,250
Green Tree, 10.25%,
  06/01/02                   16,000         18,400
Sunamerica, Inc.,
  8.13%, 04/28/23            75,000         84,094
Texaco Capital, 8.50%,
  02/15/03                1,300,000      1,431,625
Travelers Group, 6.25%,
  12/01/05                1,200,000      1,188,000
                                      ------------
                                         5,293,368
                                      ------------
HOTELS & LODGING (0.4%)
Hilton Hotels, 7.70%,
  07/15/02                  500,000        511,250
                                      ------------
INDUSTRIAL GOODS & SERVICES (2.3%)
Bowater, Inc., 9.00%,
  08/01/09                  500,000        595,000
Brunswick Corp., 7.38%,
  09/01/23                1,000,000      1,048,750
Harsco Corp., 6.00%,
  09/15/03                  500,000        493,125
Loral Corp., 7.63%,
  06/15/25                  500,000        545,000
Tenneco, Inc., 6.70%,
  12/15/05                  500,000        504,375
                                      ------------
                                         3,186,250
                                      ------------
OIL & GAS (1.2%)
Columbia Gas Systems,
  6.80%, 11/28/05           500,000        511,250
Union Texas Petroleum,
  8.38%, 03/15/05         1,000,000      1,100,000
                                      ------------
                                         1,611,250
                                      ------------
PHARMACEUTICALS (0.4%)
Eli Lilly, 8.38%,
  12/01/06                  500,000        570,625
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
RETAIL (0.4%)
Limited, Inc., 7.80%,
  05/15/02                  500,000   $    518,750
Wal-Mart Stores, 6.75%,
  05/15/02                    2,000          2,045
                                      ------------
                                           520,795
                                      ------------
TELECOMMUNICATIONS (1.4%)
Airtouch
  Communications,
  7.00%, 10/01/03           665,000        684,118
Bellsouth
  Telecommunications,
  6.50%, 02/01/00           150,000        151,313
Bellsouth
  Telecommunications,
  7.00%, 10/01/25           500,000        526,875
Bellsouth
  Telecommunications,
  5.85%, 11/15/45           500,000        501,875
                                      ------------
                                         1,864,181
                                      ------------
TRANSPORTATION & SHIPPING (0.3%)
Norfolk Western
  Railroad, 8.13%,
  11/15/03                  250,000        272,188
Union Tank Car, 11.80%,
  05/15/00                  135,000        146,981
                                      ------------
                                           419,169
--------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $23,301,096)                    23,541,885
--------------------------------------------------

--------------------------------------------------
                  FOREIGN (4.2%)

GOVERNMENTS (FOREIGN) (4.2%)
Canadian Global Bond,
  6.50%, 05/30/00           750,000        760,313
Canadian Global Bond,
  6.38%, 07/21/05         1,000,000      1,026,250
China, 6.63%, 01/15/03      500,000        493,750
Province of Ontario,
  7.00%, 08/04/05         1,500,000      1,574,999

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
State of Israel, 6.38%,
  12/15/05                  495,000   $    493,144
Thailand Kingdom,
  8.25%, 03/15/02         1,306,000      1,297,838
--------------------------------------------------
TOTAL FOREIGN (COST
  $5,637,816)                            5,646,294
--------------------------------------------------

--------------------------------------------------
             MEDIUM TERM NOTES (1.9%)

FINANCIAL SERVICES
  (0.1%)
Sunamerica, Inc.,
  6.59%, 07/14/03           150,000        152,625
                                      ------------
OIL & GAS (1.8%)
Ashland Oil, Inc.,
  9.20%, 04/24/06           500,000        577,500
Piedmont Natural Gas,
  7.40%, 10/03/25         1,700,000      1,791,375
                                      ------------
                                         2,368,875
--------------------------------------------------
TOTAL MEDIUM TERM
NOTES (COST $2,406,853)                  2,521,500
--------------------------------------------------

--------------------------------------------------
        MORTGAGE BACKED SECURITIES (32.0%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (4.3%)
Federal Home Loan
  Mortgage Corp.
  #C00544, 6.50%,
  06/01/27                  590,404        584,536
Federal Home Loan
  Mortgage Corp.
  #D77827, 6.50%,
  02/01/27                  925,956        917,076
Federal Home Loan
  Mortgage Corp.
  #D81274, 6.50%,
  07/01/27                   36,020         35,662

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  #D83661, 6.50%,
  11/01/27                  970,175   $    960,492
Federal Home Loan
  Mortgage Corp.
  #D83833, 6.50%,
  11/01/27                  924,899        915,668
Federal Home Loan
  Mortgage Corp.
  #D83835, 6.50%,
  11/01/27                  568,597        562,922
Federal Home Loan
  Mortgage Corp.
  #D83900, 6.50%,
  11/01/27                  611,542        605,439
Federal Home Loan
  Mortgage Corp.
  #D83967, 6.50%,
  11/01/27                   53,048         52,519
Federal Home Loan
  Mortgage Corp.
  #D83991, 6.50%,
  11/01/27                  840,766        832,375
Federal Home Loan
  Mortgage Corp.
  #D84075, 6.50%,
  11/01/27                  395,017        391,075
                                      ------------
                                         5,857,764
                                      ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (4.4%)
Federal National
  Mortgage Association
  #251140, 7.00%,
  08/01/27                  480,328        484,959
Federal National
  Mortgage Association
  #303585, 7.00%,
  10/01/25                  643,006        649,133

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Federal National
  Mortgage Association
  #313644, 7.00%,
  08/01/27                  237,828   $    240,121
Federal National
  Mortgage Association
  #344263, 7.00%,
  05/01/26                  314,628        317,642
Federal National
  Mortgage Association
  #364630, 7.00%,
  12/01/26                  996,112      1,005,745
Federal National
  Mortgage Association
  #369427, 7.00%,
  01/01/27                  212,245        214,289
Federal National
  Mortgage Association
  #373850, 7.00%,
  03/01/27                  976,483        985,926
Federal National
  Mortgage Association
  #396535, 7.00%,
  11/01/27                  574,910        580,470
Federal National
  Mortgage Asssociation
  #394444, 7.00%,
  07/01/27                1,455,957      1,470,020
                                      ------------
                                         5,948,305
                                      ------------
GOVERNMENT OBLIGATIONS (23.3%)
Government National
  Mortgage Association
  #410424, 7.00%,
  11/15/12                1,976,926      2,020,715
Government National
  Mortgage Association
  #437447, 7.00%,
  11/15/12                1,954,075      1,964,451

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Government National
  Mortgage Association
  #437488, 7.00%,
  11/15/12                  996,134   $  1,018,198
Government National
  Mortgage Association
  #458347, 7.00%,
  11/15/12                  995,763      1,017,819
Government National
  Mortgage Association
  #780717, 7.00%,
  02/15/28                5,940,004      6,019,779
Government National
  Mortgage Association
  II#2005, 8.00%,
  05/20/25                  398,057        410,003
Government National
  Mortgage Association
  II#2036, 8.00%,
  07/20/25                  226,124        232,955
Government National
  Mortgage Association
  II#2118, 7.50%,
  11/20/25                  200,248        204,431
Government National
  Mortgage Association
  II#2271, 8.50%,
  08/20/26                  834,673        872,876
Government National
  Mortgage Association
  II#2362, 8.00%,
  01/20/27                  141,674        146,033
Government National
  Mortgage Association
  II#2379, 8.00%,
  02/20/27                  105,122        108,357
Government National
  Mortgage Association
  II#2414, 8.00%,
  04/20/27                  151,880        156,567

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Government National
  Mortgage Association
  II#2433, 8.00%,
  05/20/27                2,330,851   $  2,402,851
Government National
  Mortgage Association
  II#2473, 7.50%,
  08/20/27                1,742,544      1,779,364
Government National
  Mortgage Association
  II#2474, 8.00%,
  08/20/27                1,750,217      1,804,473
Government National
  Mortgage Association
  II#2498, 7.50%,
  10/20/27                  956,143        976,385
Government National
  Mortgage Association
  II#2511, 7.50%,
  11/20/27                2,945,397      3,007,810
Government National
  Mortgage Association
  II#2512, 8.00%,
  11/20/27                  468,304        482,873
Government National
  Mortgage Association
  II#2516, 6.50%,
  11/20/12                  986,756        986,144
Government National
  Mortgage Association
  II#80120, 5.50%,
  10/20/27                2,846,802      2,871,712
Government National
  Mortgage Association
  II#80134, 5.50%,
  11/20/27                3,160,872      3,188,529
                                      ------------
                                        31,672,325
--------------------------------------------------
TOTAL MORTGAGE BACKED
SECURITIES (COST $43,268,483)           43,478,394
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE/ U.S.
  AGENCY DEBENTURES (17.1%)

FEDERAL FARM CREDIT
  (0.2%)
Federal Farm Credit,
  6.32%, 06/04/01           100,000   $    101,420
Federal Farm Credit,
  9.20%, 08/22/05           100,000        118,810
                                      ------------
                                           220,230
                                      ------------
FEDERAL HOME LOAN BANK (2.4%)
Federal Home Loan Bank,
  5.88%, 02/23/06         1,110,000      1,101,264
Federal Home Loan Bank,
  6.75%, 08/16/06         2,000,000      2,096,940
                                      ------------
                                         3,198,204
                                      ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (2.3%)
Federal Home Loan
  Mortgage Corp.,
  6.40%, 08/01/00         1,000,000      1,012,370
Federal Home Loan
  Mortgage Corp.,
  7.13%, 11/18/02           500,000        525,680
Federal Home Loan
  Mortgage Corp.,
  6.28%, 03/06/06         1,500,000      1,526,115
                                      ------------
                                         3,064,165
                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.3%)
Federal National
  Mortgage Association,
  8.55%, 08/30/99           500,000        518,565
Federal National
  Mortgage Association,
  5.50%, 02/02/01         1,500,000      1,487,460

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Federal National
  Mortgage Association,
  6.80%, 01/10/03           500,000   $    519,275
Federal National
  Mortgage Association,
  7.65%, 03/10/05            20,000         21,884
Federal National
  Mortgage Association,
  6.41%, 03/08/06         2,000,000      2,051,080
                                      ------------
                                         4,598,264
                                      ------------
GENERAL SERVICES ADMINISTRATION (4.9%)
National Archive,
  8.50%, 09/01/19         5,674,567      6,788,200
                                      ------------
HOUSING URBAN DEVELOPMENT (0.1%)
HUD Housing Urban
  Development, 8.15%,
  08/01/00                   75,000         78,863
                                      ------------
STUDENT LOAN MARKETING
  ASSOCIATION (0.8%)
Student Loan Marketing
  Association, 8.44%,
  12/01/16                  450,000        555,912
Student Loan Marketing
  Association Global,
  7.50%, 03/08/00           500,000        515,140
                                      ------------
                                         1,071,052
                                      ------------
TENNESSEE VALLEY AUTHORITY (3.1%)
Tennessee Valley
  Authority, 0.00%,
  05/01/97                1,150,000      1,144,799
Tennessee Valley
  Authority, 5.95%,
  09/15/98                  825,000        825,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Tennessee Valley
  Authority, 5.98%,
  04/01/36                1,650,000   $  1,658,250
Tennessee Valley
  Authority Global,
  6.75%, 11/01/25           500,000        533,750
                                      ------------
                                         4,161,799
--------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
ENTERPRISE/
U.S. AGENCY DEBENTURES
(COST $22,184,558)                      23,180,777
--------------------------------------------------

--------------------------------------------------
         U.S. TREASURY DEBENTURES (26.6%)

U.S. TREASURY BONDS
  (8.8%)
U.S. Treasury Bond,
  11.75%, 02/15/01        1,139,000      1,322,630
U.S. Treasury Bond,
  13.375%, 08/15/01       1,000,000      1,234,370
U.S. Treasury Bond,
  15.75%, 11/15/01        1,500,000      1,989,735
U.S. Treasury Bond,
  11.875%, 11/15/03       1,600,000      2,065,648
U.S. Treasury Bond,
  13.75%, 08/15/04        1,000,000      1,422,330
U.S. Treasury Bond,
  11.625%, 11/15/04         500,000        659,825
U.S. Treasury Bond,
  12.00%, 05/15/05          160,000        217,534
U.S. Treasury Bond,
  11.25%, 02/15/15        1,000,000      1,563,090
U.S. Treasury Bond,
  8.875%, 02/15/19          250,000        333,990
U.S. Treasury Bond,
  6.75%, 08/15/26         1,000,000      1,100,900
                                      ------------
                                        11,910,052
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. TREASURY NOTES
  (11.2%)
U.S. Treasury Note,
  9.00%, 05/15/98           500,000   $    502,202
U.S. Treasury Note,
  9.25%, 08/15/98         1,000,000      1,013,700
U.S. Treasury Note,
  9.125%, 05/15/99          995,000      1,032,621
U.S. Treasury Note,
  6.875%, 03/31/00        2,100,000      2,149,581
U.S. Treasury Note,
  5.875%, 06/30/00        1,000,000      1,005,410
U.S. Treasury Note,
  5.75%, 10/31/00           500,000        501,150
U.S. Treasury Note,
  8.50%, 11/15/00         3,300,000      3,525,853
U.S. Treasury Note,
  5.25%, 01/31/01         2,250,000      2,226,532
U.S. Treasury Note,
  7.50%, 11/15/01         1,000,000      1,058,400
U.S. Treasury Note,
  6.25%, 01/31/02         1,000,000      1,018,590
U.S. Treasury Note,
  6.375%, 08/15/02          200,000        205,170
U.S. Treasury Note,
  5.75%, 08/15/03           500,000        501,250
U.S. Treasury Note,
  5.875%, 11/15/05          500,000        503,760
                                      ------------
                                        15,244,219
                                      ------------
U.S. TREASURY STRIPS (6.6%)
STRIP PRINC, 0.00%,
  05/15/00                1,200,000      1,067,808
U.S. Treasury STRIP,
  0.00%, 05/15/99           500,000        470,140
U.S. Treasury STRIP,
  0.00%, 11/15/99           500,000        457,355
U.S. Treasury STRIP,
  0.00%, 05/15/00         2,100,000      1,867,908
U.S. Treasury STRIP,
  0.00%, 08/15/01           500,000        414,340

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. Treasury STRIP,
  0.00%, 08/15/01           350,000   $    290,136
U.S. Treasury STRIP,
  0.00%, 05/15/02         1,450,000      1,152,779
U.S. Treasury STRIP,
  0.00%, 05/15/02         2,000,000      1,589,400
U.S. Treasury STRIP,
  0.00%, 02/15/03           500,000        380,880
U.S. Treasury STRIP,
  0.00%, 02/15/18         1,250,000        380,300
U.S. Treasury STRIP,
  0.00%, 05/15/18         1,250,000        374,650
U.S. Treasury STRIP,
  0.00%, 02/15/19           100,000         28,597
U.S. Treasury STRIP,
  0.00%, 02/15/20         1,000,000        269,330
U.S. Treasury STRIP,
  0.00%, 05/15/20         1,000,000        265,320
                                      ------------
                                         9,008,943
--------------------------------------------------
TOTAL U.S. TREASURY
DEBENTURES (COST $35,514,832)           36,163,214
--------------------------------------------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
            MONEY MARKET FUNDS (0.2%)

MONEY MARKET FUNDS (0.2%)
Bank of New York Cash
  Sweep                     224,848   $    224,848
--------------------------------------------------
TOTAL MONEY MARKET
FUNDS (COST $224,848)                      224,848
--------------------------------------------------
TOTAL INVESTMENTS
(COST $132,538,486) (a) -- 99.3%       134,756,912
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.7%                           883,954
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $135,640,866
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $135,640,866.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation   $13,944,621
  Unrealized depreciation   (11,726,195)
                            -----------
  Net unrealized
    appreciation            $ 2,218,426
                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
              COMMON STOCKS (69.4%)
AUSTRALIA (0.9%)
BANKING (0.3%)
Australia & New Zealand
  Banking Group Ltd.          8,100   $     54,253
Commonwealth Bank of
  Australia                   5,400         64,326
National Australia Bank
  Ltd.                        5,400         77,029
                                      ------------
                                           195,608
                                      ------------
BUILDING PRODUCTS
  (0.0%)
CSR Ltd.                      3,300         11,489
                                      ------------
CONSUMER GOODS & SERVICES (0.2%)
Brambles Industries
  Ltd.                        1,700         35,456
Coca Cola Amatil Ltd.         5,100         40,077
Mayne Nickless Ltd.           1,500          7,759
Woolworths Ltd.               7,000         26,228
                                      ------------
                                           109,520
                                      ------------
DIVERSIFIED (0.1%)
Broken Hill Proprietary
  Company Ltd.                7,100         72,698
Smith (Howard) Ltd.           1,000          7,825
                                      ------------
                                            80,523
                                      ------------
ENERGY (0.0%)
Australian Gas & Light
  Co.                         1,800         14,622
Santos Ltd.                   2,700         10,134
Woodside Petroleum Ltd.       1,000          6,632
                                      ------------
                                            31,388
                                      ------------
FINANCIAL SERVICES
  (0.1%)
Lend Lease Corporation
  Ltd.                        2,300         53,689
Westfield Holdings Ltd.       2,000         10,014
                                      ------------
                                            63,703
                                      ------------
INDUSTRIAL (0.1%)
Orica Ltd.                    2,300         16,030
Pacific Dunlop Ltd.          10,600         20,316
                                      ------------
                                            36,346
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
MEDIA (0.1%)
News Corporation Ltd.*        8,100   $     53,554
Publishing and
  Broadcasting                3,100         16,138
                                      ------------
                                            69,692
                                      ------------
METALS & MINING (0.0%)
Rio Tinto Ltd.                1,400         18,429
WMC Ltd.                      2,900          9,962
                                      ------------
                                            28,391
                                      ------------
RETAIL (0.0%)
Coles Myer Ltd.               3,000         15,020
                                      ------------
                                           641,680
                                      ------------
AUSTRIA (0.1%)
ENERGY (0.0%)
EVN-Energie Versorgung
  Niedr                         100         14,726
                                      ------------
ENGINEERING (0.0%)
VA Technologie, AG              110         17,332
                                      ------------
FINANCIAL SERVICES (0.1%)
Bank Austria, AG                210         14,220
Creditanstalt, AG               122         10,605
                                      ------------
                                            24,825
                                      ------------
                                            56,883
                                      ------------
BELGIUM (0.3%)
BANKING (0.1%)
Kredietbank, NV                  70         37,616
                                      ------------
DIVERSIFIED (0.0%)
Ste Generale de
  Belgique                      250         31,194
                                      ------------
ELECTRIC UTILITY (0.1%)
Electrabel, SA                   50         12,740
Tractebel                       375         39,418
                                      ------------
                                            52,158
                                      ------------
ENERGY (0.0%)
Petrofina, SA                    40         14,443
                                      ------------
INSURANCE (0.1%)
Fortis, AG                      200         55,572
Royale Belge                     25          8,765
                                      ------------
                                            64,337
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
METALS & MINING (0.0%)
Union Miniere, SA*              130   $      9,064
                                      ------------
PHARMACEUTICALS (0.0%)
UCB, SA                           3         12,543
                                      ------------
                                           221,355
                                      ------------
CANADA (1.4%)
AUTOMOTIVE (0.0%)
Canadian Tire Corp.,
  Class A                       300          7,626
Magna International,
  Inc., Class A                 200         15,505
                                      ------------
                                            23,131
                                      ------------
BANKING (0.4%)
Bank of Montreal                900         48,318
Bank of Nova Scotia           2,200         59,405
Canadian Imperial Bank
  of Commerce                 1,700         59,172
National Bank of Canada       2,200         41,150
Royal Bank of Canada            100          5,917
Toronto-Dominion Bank         1,100         47,337
                                      ------------
                                           261,299
                                      ------------
BEVERAGES & TOBACCO (0.0%)
Imasco Ltd.                     400         16,032
                                      ------------
CHEMICALS (0.0%)
Potash Corp. of
  Saskatchewan                  200         18,128
                                      ------------
DIVERSIFIED (0.1%)
Bombardier, Inc., Class
  B                           1,400         34,505
Power Corp. of Canada           500         19,337
                                      ------------
                                            53,842
                                      ------------
FINANCIAL SERVICES (0.1%)
Newcourt Credit Group,
  Inc.                          800         39,883
Power Financial Corp.           200          7,672
                                      ------------
                                            47,555
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Weston (George) Ltd.            100          9,352
                                      ------------
FOREST & PAPER PRODUCTS (0.0%)
Donohue, Inc., Class A          500         11,637
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FUNERAL SERVICES (0.0%)
Loewen Group, Inc.              400   $      9,985
                                      ------------
METALS & MINING (0.2%)
Alcan Aluminum Ltd.           1,400         43,561
Barrick Gold Corp.              300          6,940
Inco Ltd., Class VBN          2,100         24,365
Noranda, Inc.                 1,300         25,687
Rio Algom Ltd.                  600         11,265
                                      ------------
                                           111,818
                                      ------------
OIL & GAS (0.3%)
Canadian Natural
  Resources*                  2,600         53,934
Canadian Utilities
  Ltd., Class B                 700         23,577
Gaz Metropolitan &
  Company, LP                 2,900         37,521
Imperial Oil Ltd.               800         44,722
Petro-Canada                    400          7,116
Westcoast Energy, Inc.        1,500         36,547
                                      ------------
                                           203,417
                                      ------------
PHARMACEUTICALS (0.1%)
Biochem Pharma, Inc.*           400          9,648
Biovail Corporation
  International*                600         28,689
                                      ------------
                                            38,337
                                      ------------
PRINTING & PUBLISHING (0.0%)
Southam, Inc.                   400          8,002
Thomson Corp.                   700         21,855
                                      ------------
                                            29,857
                                      ------------
REAL ESTATE (0.1%)
Trizec Hahn Corp.             2,100         49,394
                                      ------------
TELECOMMUNICATIONS (0.1%)
BCE, Inc.                     1,000         41,698
                                      ------------
TRANSPORTATION & SHIPPING (0.0%)
Canadian National
  Railway Co.                   200         12,727
                                      ------------
                                           938,209
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
DENMARK (0.3%)
BANKING (0.2%)
Den Danske Bank                 200   $     26,140
Unidanmark A/S, Class A         300         23,831
                                      ------------
                                            49,971
                                      ------------
COMMERCIAL SERVICES (0.0%)
Ratin A/S, Class B*             140         24,824
Sophus Berendsen, Class
  B*                            140          5,441
                                      ------------
                                            30,265
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Danisco A/S                     136          8,932
                                      ------------
PHARMACEUTICALS (0.0%)
Novo-Nordisk A/S, Class
  B                             156         26,555
                                      ------------
TELECOMMUNICATIONS (0.0%)
Tele Danmark A/S, Class
  B                             230         20,881
                                      ------------
TRANSPORTATION & SHIPPING (0.1%)
D/S 1912, Class B                 1         46,811
                                      ------------
                                           183,415
                                      ------------
FINLAND (0.3%)
BANKING (0.0%)
Merita, PLC, Class A          3,000         18,067
                                      ------------
BASIC MATERIALS (0.1%)
Kemira, OYJ                     600          6,254
Metsa Serla, Class B          2,400         21,381
Outokumpu, OYJ                1,000         12,597
                                      ------------
                                            40,232
                                      ------------
DIVERSIFIED (0.0%)
Valmet, OYJ                   1,000         16,036
                                      ------------
PHARMACEUTICALS (0.0%)
Orion-Yhtyma, Class A           280          8,581
                                      ------------
TELECOMMUNICATIONS (0.2%)
Nokia, OYJ, Class A             300         32,205
Nokia, OYJ, Class K             700         75,306
                                      ------------
                                           107,511
                                      ------------
                                           190,427
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FRANCE (2.1%)
AUTOMOTIVE (0.1%)
Michelin (CGDE), Class
  B                             710   $     42,389
PSA Peugeot Citroen             100         17,238
                                      ------------
                                            59,627
                                      ------------
BANKING (0.3%)
Banque Nationale de
  Paris                         650         50,515
CCF -- Credit Commer
  France                        200         16,431
Dexia France                    250         33,491
Societe Generale, Class
  A                             400         80,055
                                      ------------
                                           180,492
                                      ------------
BEVERAGES & TOBACCO (0.1%)
LVMH (Moet-Hennessy
  Louis Vuitton)                260         55,142
                                      ------------
CHEMICALS (0.1%)
L'Air Liquide                   400         67,789
                                      ------------
CONSUMER GOODS & SERVICES (0.3%)
Bic                             400         30,460
Christian Dior                  100         13,300
CIE General des Eaux            327         53,095
L'oreal                         160         74,374
                                      ------------
                                           171,229
                                      ------------
FINANCIAL SERVICES (0.1%)
AXA                             100         10,297
CIE Financiere de
  Paribas, Class A              600         60,720
Compagnie Bancaire, SA          100         17,286
                                      ------------
                                            88,303
                                      ------------
FOOD PRODUCTS & SERVICES (0.2%)
Carrefour Supermarche           150         88,368
Groupe Danone                   140         33,804
Promodes                         20          9,616
                                      ------------
                                           131,788
                                      ------------
HOTELS & LODGING (0.1%)
Accor, SA                       200         51,326
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.2%)
Compagnie de Saint-
  Gobain                        220   $     36,219
LaFarge                         500         42,530
LeGrand                         100         26,938
Schneider, SA (Ex Spie
  Batig)                        300         23,097
Suez Lyonnaise Des Eaux         582         84,073
                                      ------------
                                           212,857
                                      ------------
MEDIA (0.0%)
Canal Plus                       90         16,879
                                      ------------
OIL & GAS (0.3%)
Elf Aquitane                    900        117,953
Total, SA, Class B              701         84,179
                                      ------------
                                           202,132
                                      ------------
PHARMACEUTICALS (0.1%)
Rhone-Poulenca, Class A         850         43,202
Synthelabo                      200         27,761
                                      ------------
                                            70,963
                                      ------------
TECHNOLOGY (0.2%)
Alcatel Alsthom
  (CIE Gen El)                  550        103,242
Thompson
  Microelectronics*             200         15,717
                                      ------------
                                           118,959
                                      ------------
                                         1,427,486
                                      ------------
GERMANY (2.3%)
AUTOMOTIVE (0.4%)
Bayerische Motoren
  Werke, AG                      80         90,064
Daimler-Benz, AG                870         80,069
Volkswagen, AG                   90         70,469
                                      ------------
                                           240,602
                                      ------------
BANKING (0.5%)
Bayer Hypotheken &
  Wechsel Bank                1,100         59,064

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Bayerische Vereinsbank,
  AG                          1,300   $     92,860
Deutsche Bank, AG             2,350        176,187
Dresdner Bank, AG               250         11,409
                                      ------------
                                           339,520
                                      ------------
CHEMICALS (0.3%)
BASF, AG                        700         30,962
Bayer, AG                     3,600        163,810
Hoechst, AG                     600         23,376
                                      ------------
                                           218,148
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
SAP, AG                         150         59,697
                                      ------------
ENERGY (0.1%)
RWE AG                          650         35,060
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.7%)
Mannesmann, AG                  175        126,613
Siemens, AG                   1,650        110,010
Thyssen, AG                     235         50,842
Veba, AG                      2,150        153,286
Viag, AG                        100         54,993
                                      ------------
                                           495,744
                                      ------------
INSURANCE (0.2%)
Allianz, AG, Registered         180         54,068
Muenchener Rueckver,
  AG, Registered                180         77,671
                                      ------------
                                           131,739
                                      ------------
PHARMACEUTICALS (0.0%)
Schering, AG                    240         28,032
                                      ------------
RETAIL (0.0%)
Metro, AG                       100          4,412
                                      ------------
TELECOMMUNICATIONS (0.0%)
Deutsche Telekom, AG          1,050         22,966
                                      ------------
                                         1,575,920
                                      ------------
HONG KONG (0.8%)
BANKING (0.3%)
Bank of East Asia*           10,000         20,779
HSBC Holdings, PLC            7,000        214,118
                                      ------------
                                           234,897
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
DIVERSIFIED (0.1%)
Hutchison Whampoa             4,000   $     28,136
Jardine Matheson
  Holdings Ltd.               2,000          9,080
Swire Pacific Ltd.,
  Class A                     9,500         50,271
                                      ------------
                                            87,487
                                      ------------
ELECTRIC UTILITY (0.1%)
CLP Holdings, Ltd.            9,000         45,186
                                      ------------
OIL & GAS (0.0%)
Hong Kong & China Gas        20,000         33,557
                                      ------------
REAL ESTATE (0.2%)
Cheung Kong                   6,000         42,591
China Resources
  Enterprises                10,000         20,263
Hang Lung Development
  Co.                        10,000         14,520
Henderson Land
  Development Company
  Ltd.                        2,000         10,093
New World Development         1,000          3,523
Sun Hung Kai Properties       7,000         47,657
                                      ------------
                                           138,647
                                      ------------
TELECOMMUNICATIONS (0.1%)
Hong Kong Telecom            17,400         35,932
                                      ------------
                                           575,706
                                      ------------
IRELAND (0.2%)
BANKING (0.1%)
Allied Irish Bank*            1,505         18,466
Bank of Ireland*              2,850         56,348
                                      ------------
                                            74,814
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Kerry Group, PLC*             1,642         21,865
                                      ------------
HEALTH CARE (0.1%)
Elan Corp.*                     654         42,665
                                      ------------
MANUFACTURING (0.0%)
CRH ORD*                      1,000         15,028
                                      ------------
                                           154,372
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
ITALY (1.1%)
AUTOMOTIVE (0.1%)
Fiat, SPA*                   11,700   $     48,812
                                      ------------
BANKING (0.2%)
Credito Italiano, SPA         7,000         34,580
Istituto Banc San Paolo
  Tori                        3,000         42,049
Rolo Banca 1473, SPA          2,000         44,874
                                      ------------
                                           121,503
                                      ------------
CHEMICALS (0.0%)
Montedison, SPA              10,000         14,730
                                      ------------
ELECTRIC UTILITY (0.0%)
Edison, SPA                   3,000         25,254
                                      ------------
FINANCIAL SERVICES (0.1%)
Istituto Mobiliare
  Italiano                    3,000         48,714
Telecom Italia Mobile,
  SPA                         9,000         48,361
                                      ------------
                                            97,075
                                      ------------
INSURANCE (0.2%)
Assicurazioni Generali        3,695        113,919
Ras Savings, SPA, RNC         2,000         22,437
                                      ------------
                                           136,356
                                      ------------
OIL & GAS (0.1%)
Ente Nazional
  Indrocarburi, SPA          12,100         82,442
                                      ------------
TELECOMMUNICATIONS (0.4%)
Telecom Italia, SPA          21,555        169,863
Telecom Italia, SPA-
  RNC*                        4,000         24,511
                                      ------------
                                           194,374
                                      ------------
TEXTILE PRODUCTS (0.0%)
Benetton Group, SPA           1,000         21,011
                                      ------------
                                           741,557
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
JAPAN (5.6%)
AUTOMOTIVE (0.7%)
Aisin Seiki Company
  Ltd.                        3,000   $     31,046
Autobacs Seven Company
  Ltd.                        1,000         35,770
Bridgestone Corp.             3,000         67,941
Denso Corp.                   3,000         56,243
Honda Motor Company
  Ltd.                        2,000         71,990
Toyota Motor Corp.            9,000        239,592
                                      ------------
                                           502,582
                                      ------------
BANKING (1.1%)
77 Bank Ltd.                  2,000         17,098
Bank of
  Tokyo-Mitsubishi Ltd.      13,000        157,928
Chugoku Bank Ltd.             2,000         26,846
Dai-Ichi Kangyo Bank
  Ltd.                       12,000         87,287
Fuji Bank Ltd.                8,000         47,994
Gunma Bank                    1,000          7,237
Hachijuni Bank                4,000         33,296
Industrial Bank of
  Japan                       9,000         61,417
Mitsubishi Trust &
  Banking Co.                 3,000         29,471
Sakura Bank Ltd.              7,000         24,829
Shizuoka Bank                 6,000         67,041
Sumitomo Bank Ltd.            8,000         81,589
Sumitomo Trust &
  Banking                     6,000         38,740
Yamaguchi Bank Ltd.           2,000         24,747
                                      ------------
                                           705,520
                                      ------------
BEVERAGES & TOBACCO (0.1%)
Japan Tobacco, Inc.               2         14,938
Kirin Brewery Company
  Ltd.                        4,000         35,695
                                      ------------
                                            50,633
                                      ------------
CHEMICALS (0.2%)
Hitachi Chemical              1,000          6,104

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Mitsubishi Chemical
  Corp.                      19,000   $     34,908
Shin-Etsu Chemical Co.        2,000         39,595
Takeda Chemical
  Industries                  2,000         50,843
                                      ------------
                                           131,450
                                      ------------
CONSTRUCTION (0.1%)
Daiwa House Industry
  Company Ltd.                1,000          7,312
Matsushita Electirc
  Works                       4,000         39,295
Nishimatsu Construction       3,000         14,353
Shimizu Corp.                 2,000          6,509
                                      ------------
                                            67,469
                                      ------------
CONSUMER GOODS & SERVICES (0.3%)
Kuraray Company Ltd.          1,000          8,774
Matsushita Electric
  Industrial Co.              7,000        112,334
Nintendo Company Ltd.           200         17,248
Shiseido Company Ltd.         2,000         22,947
Sony Corp.                      200         16,948
Toto Ltd.                     1,000          7,312
                                      ------------
                                           185,563
                                      ------------
DISTRIBUTION (0.1%)
Nissho Iwai Corp.             5,000         13,686
Sumitomo Corp.                3,000         38,695
                                      ------------
                                            52,381
                                      ------------
ELECTRIC UTILITY (0.2%)
Chubu Electric Power
  Company, Inc.               1,000         14,923
Hokkaido Electric Power       2,000         28,346
Hokuriku Electric Power       1,000         13,648
Kansai Electric Power         3,000         50,394
Kyushu Electric Power         1,000         14,623
Tohoku Electric Power           300          4,499
Tokyo Electric Power
  Co.                         2,200         41,575
                                      ------------
                                           168,008
                                      ------------
ELECTRICAL & ELECTRONIC (0.4%)
Hitachi Ltd.                 11,000         80,015
Kyocera Corp.                 1,000         52,493
Minebea Company Ltd.          3,000         32,846

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Murata Mfg. Company
  Ltd.                        1,000   $     27,596
NEC Corp.                     5,000         50,243
NGK Insulators Ltd.           1,000          8,924
Nippon Electric Glass
  Company Ltd.                1,000         11,473
Nitto Denko Corp.             1,000         14,548
Omron Corp.                   1,000         15,148
                                      ------------
                                           293,286
                                      ------------
FINANCIAL SERVICES (0.2%)
Credit Saison Company
  Ltd.                        1,000         22,122
Nomura Securities
  Company Ltd.                6,000         70,641
Tokio Marine & Fire
  Insurance                   4,000         44,694
                                      ------------
                                           137,457
                                      ------------
FOOD PRODUCTS & SERVICES (0.1%)
Ajinomoto Company, Inc.       3,000         26,097
Nissin Food Products
  Company Ltd.                2,000         40,494
                                      ------------
                                            66,591
                                      ------------
INDUSTRIAL (0.2%)
Chudenko Corp.                1,000         25,197
Kajima Corp.                  2,000          6,749
Mitsubishi Heavy
  Industries Ltd.            16,000         60,831
Tostem Corp.                  3,000         33,746
                                      ------------
                                           126,523
                                      ------------
MACHINERY & EQUIPMENT (0.1%)
Ebara Corp.                   2,000         20,846
Komori Corp.                  1,000         15,898
Mori Seiki Company Ltd.       1,000         11,249
Toyota Automatic Loom
  Works                       1,000         17,098
                                      ------------
                                            65,091
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
MANUFACTURING (0.2%)
Fuji Photo Film Co.           2,000   $     74,390
Nikon Corp.                   3,000         27,446
Onward Kashiyama
  Company Ltd.                2,000         24,747
                                      ------------
                                           126,583
                                      ------------
MEDIA (0.1%)
Tokyo Broadcasting
  System                      1,000         11,473
Toppan Printing Company
  Ltd.                        3,000         36,896
                                      ------------
                                            48,369
                                      ------------
METALS & MINING (0.1%)
Sumitomo Metal
  Industries                 30,000         49,718
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.1%)
Canon, Inc.                   2,000         45,144
Dai Nippon Printing
  Company Ltd.                1,000         16,498
Ricoh Company Ltd.            3,000         30,146
                                      ------------
                                            91,788
                                      ------------
OIL & GAS (0.1%)
Arabian Oil Company
  Ltd.                        1,300         25,152
Tonen Corp.                   2,000         11,863
                                      ------------
                                            37,015
                                      ------------
PHARMACEUTICALS (0.1%)
Ono Pharmaceutical
  Company Ltd.                1,000         21,672
Sankyo Company Ltd.           2,000         55,493
Yamanouchi
  Pharmaceutical
  Company Ltd.                1,000         22,947
                                      ------------
                                           100,112
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
REAL ESTATE (0.2%)
Mitsubishi Estate
  Company Ltd.                4,000   $     38,995
Mitsui Fudosan Company
  Ltd.                        4,000         38,095
Sumitome Realty &
  Development                 6,000         35,365
                                      ------------
                                           112,455
                                      ------------
RETAIL (0.2%)
Daiei, Inc.                   2,000          7,199
Ito-Yokado Company Ltd.       1,000         54,142
Jusco Company Ltd.            2,000         35,845
Marui Company Ltd.            2,000         30,746
Mycal Corp.                   1,000          6,749
Takashimaya Company
  Ltd.                        1,000          7,132
UNY Company Ltd.              1,000         16,348
                                      ------------
                                           158,161
                                      ------------
TECHNOLOGY (0.1%)
Fujitsu Ltd.                  6,000         62,541
Tokyo Electron Ltd.           1,000         33,671
                                      ------------
                                            96,212
                                      ------------
TELECOMMUNICATIONS (0.2%)
KDD                             300         11,878
Nippon Telegraph &
  Telephone Corp.                15        124,859
Nippon Television
  Network                       100         29,621
                                      ------------
                                           166,358
                                      ------------
TRANSPORTATION & SHIPPING (0.3%)
All Nippon Airways
  Company Ltd.                7,000         37,218
East Japan Railway Co.            6         27,806
Japan Airlines Company
  Ltd.*                       2,000          6,299

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Kinki Nippon Railway
  Company Ltd.               10,000   $     54,594
Mitsubishi Logistics
  Corp.                       1,000         11,623
Nippon Express Company
  Ltd.                        3,000         19,122
Seibu Railway Company
  Ltd.                        1,000         37,570
                                      ------------
                                           194,232
                                      ------------
WHOLESALE & INTERNATIONAL TRADE (0.1%)
Mitsubishi Corp.              3,000         24,522
Mitsui & Company Ltd.         5,000         31,796
Sumitomo Corp.                2,000         13,003
                                      ------------
                                            69,321
                                      ------------
                                         3,802,878
                                      ------------
MALAYSIA (0.2%)
BANKING (0.2%)
Malayan Banking Berhad       14,400         55,385
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Kuala Lumpur Kepong
  Berhad                      9,000         21,635
                                      ------------
DIVERSIFIED (0.0%)
Renong Berhad*                9,000          3,561
Sungei Way Holdings
  Berhad                      5,800          2,167
                                      ------------
                                             5,728
                                      ------------
ELECTRIC UTILITY (0.0%)
Tenaga Nasional Berhad        4,000         10,110
                                      ------------
FINANCIAL SERVICES (0.0%)
Hong Leong Credit
  Berhad                      6,000          5,802
Innovest Berhad               5,000          1,662
Sime Darby Berhad             8,700          9,752
                                      ------------
                                            17,216
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Nestle (Malaysia)
  Berhad                      1,000          5,550
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL (0.0%)
UMW Holdings Berhad           2,000   $      2,165
United Engineers
  (Malaysia)                  1,000          1,170
                                      ------------
                                             3,335
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.0%)
Perusahaan Otomobil
  Nasional                    1,000          1,745
                                      ------------
OIL & GAS (0.0%)
Petronas Gas Berhad           2,000          5,330
                                      ------------
RESORTS & ENTERTAINMENT (0.0%)
Resorts World Berhad          4,000          8,846
                                      ------------
TELECOMMUNICATIONS (0.0%)
Telekom Malaysia              3,500         12,116
                                      ------------
                                           146,996
                                      ------------
NETHERLANDS (1.8%)
BANKING (0.3%)
ABN Amro Holding, NV          3,748         86,478
Ing Groep, NV                 2,504        142,096
                                      ------------
                                           228,574
                                      ------------
BREWERY (0.1%)
Heineken, NV                    288         65,484
                                      ------------
CHEMICALS (0.1%)
Akzo Nobel                      270         54,850
                                      ------------
CONSUMER GOODS & SERVICES (0.2%)
Koninklijke Ahold, NV         1,200         38,740
Polygram, NV                    100          4,581
Unilever, NV -- CVA           1,572        106,023
                                      ------------
                                           149,344
                                      ------------
ELECTRICAL & ELECTRONIC (0.1%)
Philips Electronics           1,284         94,236
                                      ------------
INSURANCE (0.2%)
Aegon, NV                       694         84,392
Fortis Amev, NV                 510         30,091
                                      ------------
                                           114,483
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
MEDIA (0.1%)
Elsevier                        554   $      9,115
Wolters Kluwer -- CVA           420         60,038
                                      ------------
                                            69,153
                                      ------------
OIL & GAS (0.6%)
Royal Dutch Petroleum         7,517        425,488
                                      ------------
TELECOMMUNICATIONS (0.1%)
Koninklijke PTT
  Nederland, NV                 859         44,502
                                      ------------
                                         1,246,114
                                      ------------
NEW ZEALAND (0.1%)
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
Air New Zealand Ltd.,
  Class B                    10,000         13,821
                                      ------------
DIVERSIFIED (0.0%)
Brierley Investments
  Ltd.                       11,700          6,727
                                      ------------
FOREST & PAPER PRODUCTS (0.0%)
Fletcher Challenge
  Forests*                   10,000          6,966
                                      ------------
TELECOMMUNICATIONS (0.1%)
Telecom Corp. of New
  Zealand                     5,000         23,829
                                      ------------
                                            51,343
                                      ------------
NORWAY (0.2%)
BANKING (0.0%)
Norske Bank, ASA              1,000          5,443
Sparebanken Nor-Cap,
  CTF                           100          3,109
                                      ------------
                                             8,552
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Orkla, ASA, Class A             150         15,346
                                      ------------
INDUSTRIAL (0.2%)
Bergesen D Y ASA, Class
  A                             500         10,624
Kvaerner, ASA                   100          4,512
Norsk Hydro, ASA                780         38,673
                                      ------------
                                            53,809
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INSURANCE (0.0%)
Storebrand, ASA*              1,000   $      8,329
                                      ------------
OIL & GAS (0.0%)
Smedvig, ASA, Class B         1,000         20,068
                                      ------------
                                           106,104
                                      ------------
SINGAPORE (0.1%)
BANKING (0.1%)
Development Bank of
  Singapore*                  2,750         20,093
United Overseas Bank --
  Foreign *                   1,000          5,542
                                      ------------
                                            25,635
                                      ------------
DIVERSIFIED (0.0%)
Singapore Technologies
  Industrial Corp.            2,000          2,316
                                      ------------
MANUFACTURING (0.0%)
Sembawang Corporation
  Ltd.                        6,000         13,375
                                      ------------
PRINTING & PUBLISHING (0.0%)
Singapore Press
  Holdings                    1,276         14,617
                                      ------------
REAL ESTATE (0.0%)
Centrepoint Properties       15,000         11,146
DBS Land                      3,000          5,071
                                      ------------
                                            16,217
                                      ------------
TELECOMMUNICATIONS (0.0%)
Singapore
  Telecommunications          5,000          8,793
                                      ------------
TRANSPORTATION & SHIPPING (0.0%)
Singapore Airlines Ltd.       2,000         14,242
                                      ------------
                                            95,195
                                      ------------
SPAIN (0.8%)
BANKING (0.4%)
Banco Bilbao Vizcaya          3,877        181,986
Banco Popular Espanol           600         58,238
Banco Santander, SA             400         19,922
                                      ------------
                                           260,146
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
ELECTRIC UTILITY (0.1%)
Endesa, SA                      500   $     12,022
Iberdrola, SA                 4,906         74,522
                                      ------------
                                            86,544
                                      ------------
OIL & GAS (0.1%)
Gas Natural SDG-E               200         12,483
Repsol, SA                    1,250         63,770
                                      ------------
                                            76,253
                                      ------------
TELECOMMUNICATIONS (0.2%)
Telefonica de Espana          2,466        108,685
                                      ------------
                                           531,628
                                      ------------
SWEDEN (0.9%)
AUTOMOTIVE (0.1%)
Volvo, AB, Class A              400         12,609
Volvo, AB, Class B            1,700         54,120
                                      ------------
                                            66,729
                                      ------------
BANKING (0.1%)
Svenska Handelsbanken,
  Class A                     1,300         60,168
Svenska Handelsbanken,
  Class B                       500         21,922
                                      ------------
                                            82,090
                                      ------------
BASIC MATERIALS (0.0%)
AGA, AB, Class A                700         10,245
Stora Kopparbergs
  Bergs, Class A              1,000         15,386
                                      ------------
                                            25,631
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Electrolux, AB, Class B         260         21,465
                                      ------------
ELECTRIC UTILITY (0.0%)
Sydkraft, AB, Class A           200          5,504
                                      ------------
FINANCIAL SERVICES (0.2%)
Incentive, AB, Class B          200         19,639
Investor, AB, Class A           200         10,683
Investor, AB, Class B           600         32,198
Skandia Forsakrings, AB         500         32,586
                                      ------------
                                            95,106
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL (0.0%)
ABB, AB, Class A                600   $      8,594
Skanska, AB, Class B            200          9,006
                                      ------------
                                            17,600
                                      ------------
MACHINERY & EQUIPMENT (0.1%)
Atlas Copco, AB, Class
  A                           1,600         46,734
Sandvik, AB, Class A            850         24,242
Sandvik, AB, Class B            500         14,229
                                      ------------
                                            85,205
                                      ------------
PHARMACEUTICALS (0.1%)
Astra, AB, Class A            4,132         85,284
                                      ------------
TELECOMMUNICATIONS (0.3%)
Ericsson, LM, Class B         3,000        142,602
                                      ------------
                                           627,216
                                      ------------
SWITZERLAND (2.4%)
BANKING (0.5%)
Credit Suisse Group,
  Registered                    880        176,060
Schweizerischer
  Bankverein,
  Registered*                   175         61,529
Union Bank of
  Switzerland, Bearer            80        130,667
                                      ------------
                                           368,256
                                      ------------
FOOD PRODUCTS & SERVICES (0.4%)
Nestle, SA, Registered          160        305,730
                                      ------------
INSURANCE (0.2%)
Schw
  Rueckversicherungs,
  Registered                     50        109,841
Zuerich Versicherungs,
  Registered                     50         29,026
                                      ------------
                                           138,867
                                      ------------
MANUFACTURING (0.1%)
ABB, AG, Bearer                  55         82,185
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
PHARMACEUTICALS (1.2%)
Novartis, AG, Bearer             40   $     71,106
Novartis, AG,
  Registered                    178        315,021
Roche Holding, AG,
  Bearer                          3         51,263
Roche Holding, AG,
  Genus                          27        292,230
                                      ------------
                                           729,620
                                      ------------
                                         1,624,658
                                      ------------
UNITED KINGDOM (8.5%)
AEROSPACE & MILITARY TECHNOLOGY (0.1%)
British Aerospace, PLC        1,500         49,409
                                      ------------
AUTOMOTIVE (0.1%)
GKN, PLC                      2,000         54,224
                                      ------------
BANKING (1.5%)
Abbey National, PLC           6,000        115,949
Bank of Scotland              2,000         23,679
Barclays, PLC                 6,230        186,747
Halifax, PLC                  7,000        108,430
HSBC Holdings, PLC            3,400        111,083
Lloyds TSB Group, PLC        14,731        229,417
National Westminster
  Bank                        7,000        128,241
Royal Bank of Scotland
  Group                       2,000         31,064
Schroders, PLC                  500         19,919
Schroders, PLC, Non
  Voting Shares               1,000         35,033
Standard Chartered, PLC       2,000         29,004
                                      ------------
                                         1,018,566
                                      ------------
BEVERAGES & TOBACCO (0.7%)
Allied Domecq, PLC            1,400         13,738
B.A.T. Industries, PLC       14,748        150,158
Bass, PLC                     3,791         72,753
Diageo, PLC                  14,552        171,556
Imperial Tobacco Group,
  PLC                         1,000          7,360
Scottish & Newcastle,
  PLC                         2,000         31,600
                                      ------------
                                           447,165
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
BUILDING PRODUCTS (0.0%)
Wolseley, PLC                 1,000   $      7,695
                                      ------------
CHEMICALS (0.1%)
BOC Group, PLC                2,445         39,061
Imperial Chemical
  Industries, PLC             2,000         35,602
                                      ------------
                                            74,663
                                      ------------
CONSUMER GOODS & SERVICES (0.5%)
Boots Company, PLC            4,821         77,302
Granada Group, PLC            4,000         72,108
Hays, PLC                     3,000         53,905
Rank Group, PLC              10,563         71,419
Reckitt & Coleman, PLC        2,750         51,025
Unilever, PLC                 1,000          9,453
                                      ------------
                                           335,212
                                      ------------
DIVERSIFIED (0.4%)
General Electric
  Company, PLC               10,070         79,806
Siebe, PLC                    3,000         65,510
Smiths Industries, PLC        2,600         38,206
Tompkins, PLC                 4,000         24,399
Williams, PLC                 8,700         69,640
                                      ------------
                                           277,561
                                      ------------
ELECTRIC UTILITY (0.3%)
Energy Group, PLC             2,950         41,571
National Power, PLC           5,000         51,201
Powergen, PLC                 3,000         42,074
Scottish Power, PLC           5,000         47,098
Southern Electric, PLC        4,630         42,179
                                      ------------
                                           224,123
                                      ------------
FINANCIAL SERVICES (0.0%)
Group, PLC                    1,000         10,014
                                      ------------
FOOD PRODUCTS & SERVICES (0.4%)
Associated British
  Foods, PLC                  5,000         51,578
Cadbury Schweppes, PLC        5,853         81,156
Sainsbury (J), PLC            1,144          9,852
Tesco, PLC                   11,418        114,436
                                      ------------
                                           257,022
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
HEALTH CARE (0.0%)
Nycomed Amersham, PLC           325   $     12,158
Nycomed Amersham, PLC,
  Non Voting Shares             390         14,042
                                      ------------
                                            26,200
                                      ------------
INDUSTRIAL (0.2%)
BAA, PLC                      2,100         20,502
Blue Circle Industries,
  PLC                         4,000         24,550
Hanson, PLC                   4,937         29,887
Waste Management
  International, PLC*        14,000         53,336
                                      ------------
                                           128,275
                                      ------------
INSURANCE (0.5%)
Commercial Union, PLC         4,469         87,336
General Accident, PLC         2,900         71,534
Guardian Royal
  Exchange, PLC               1,000          7,163
Legal & General Group,
  PLC                         1,000         12,317
Norwich Union, PLC*           1,000          7,783
Prudential Corporation,
  PLC                         8,000        117,557
Royal & Sun Alliance
  Insurance Group             5,000         63,760
                                      ------------
                                           367,450
                                      ------------
MEDIA (0.2%)
Pearson, PLC                  3,463         56,251
Reuters Group, PLC            4,855         52,399
United News & Media,
  PLC                         1,000         13,707
                                      ------------
                                           122,357
                                      ------------
METALS & MINING (0.0%)
Rio Tinto, PLC,
  Registered                  2,216         29,799
                                      ------------
MOVIES & ENTERTAINMENT (0.0%)
EMI Group, PLC                1,000          8,314
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
OIL & GAS (0.8%)
British Petroleum
  Company, PLC               20,176   $    291,241
Burmah Castrol, PLC           2,000         40,827
Enterprise Oil, PLC           5,000         45,172
Shell Transportation &
  Trading Company, PLC       25,173        185,059
                                      ------------
                                           562,299
                                      ------------
PHARMACEUTICALS (1.0%)
Glaxo Wellcome, PLC          12,851        345,616
Smithkline Beecham, PLC      14,708        185,710
Zeneca Group, PLC             4,000        172,350
                                      ------------
                                           703,676
                                      ------------
REAL ESTATE (0.1%)
Land Securities, PLC          4,282         76,869
                                      ------------
RESTAURANTS (0.1%)
Whitbread, PLC                3,700         70,077
                                      ------------
RETAIL (0.4%)
Great Universal Stores,
  PLC                         5,834         72,491
Kingfisher, PLC               3,000         56,267
Marks & Spencer, PLC          8,198         81,271
Next, PLC                     3,000         29,038
                                      ------------
                                           239,067
                                      ------------
TELECOMMUNICATIONS (0.7%)
British Telecom, PLC         24,966        271,962
Cable & Wireless, PLC        10,000        125,009
Carlton Communications,
  PLC                         1,000          7,954
Vodafone Group, PLC           3,925         41,047
                                      ------------
                                           445,972
                                      ------------
TRANSPORTATION & SHIPPING (0.2%)
British Airways, PLC          3,500         35,606
Peninsular & Orient
  Steam Nav                   4,250         63,449
Railtrack Group, PLC          2,600         42,669
                                      ------------
                                           141,724
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
UTILITIES (0.2%)
British Gas, PLC              8,911   $     46,782
United Utilities, PLC         4,000         59,348
                                      ------------
                                           106,130
                                      ------------
                                         5,783,863
                                      ------------
UNITED STATES (39.0%)
AEROSPACE & MILITARY TECHNOLOGY (0.3%)
Boeing Co.                    2,600        135,524
General Dynamics Corp.          500         43,063
Litton Industries*              200         11,538
Lockheed Martin Corp.           400         45,000
                                      ------------
                                           235,125
                                      ------------
AUTOMOTIVE (1.0%)
Chrysler Corp.                1,600         66,500
Dana Corp.                      900         52,369
Echlin, Inc.                    800         41,950
Ford Motor Co.                5,500        356,468
General Motors Corp.          1,800        121,388
Navistar International
  Corp.*                      1,100         38,500
TRW, Inc.                       700         38,588
                                      ------------
                                           715,763
                                      ------------
BANKING (3.8%)
Ahmanson (H.F.) & Co.           300         23,250
Banc One Corp.                2,090        132,193
Bankamerica Corp.             5,600        462,699
Bankers Trust New York
  Corp.                       2,500        300,781
Chase Manhattan Corp.           900        121,388
Citicorp                      4,600        653,199
Comerica, Inc.                2,500        264,531
Fleet Financial Group,
  Inc.                          500         42,531
MBNA Corp.                    2,400         85,950
Southtrust Corp.              5,100        213,563
State Street Corp.            3,800        258,638
Wells Fargo & Co.               400        132,500
                                      ------------
                                         2,691,223
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
BEVERAGES & TOBACCO (1.9%)
Anheuser Busch                  400   $     18,525
Coca-Cola Co.                 5,400        418,162
Coca-Cola Enterprises         7,300        267,819
Coors (Adolph), Class B       2,000         70,000
Pepsico, Inc.                 2,800        119,525
Philip Morris
  Companies, Inc.             7,000        291,812
Seagram Company Ltd.          1,300         49,644
U.S.T., Inc.                    900         29,025
Universal Corp., Va.            900         39,656
                                      ------------
                                         1,304,168
                                      ------------
BIOTECHNOLOGY (0.1%)
Pioneer Hi-Bred
  International, Inc.           500         48,781
                                      ------------
BROADCASTING/CABLE (0.3%)
Comcast Corp., Class A          900         31,219
Comcast Corp., Special
  Class A                       400         14,125
Tele-Communications TCI
  Group., Class A*            1,700         52,859
U.S. West Media Group*        2,800         97,300
                                      ------------
                                           195,503
                                      ------------
BUILDING PRODUCTS (0.0%)
Armstrong World
  Industries, Inc.              200         17,313
Owens Corning Co.               300         10,781
                                      ------------
                                            28,094
                                      ------------
CHEMICALS (0.9%)
Air Products &
  Chemical, Inc.                500         41,438
Dow Chemical Co.              1,500        145,875
Du Pont (E.I.) De
  Nemours                     4,500        305,999
Praxair, Inc.                 1,400         72,013
Rohm & Haas Co.                 400         41,325
Union Carbide Corp.             800         40,100
                                      ------------
                                           646,750
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
COMMERCIAL SERVICES (0.2%)
Cendant Corp.*                1,500   $     59,438
Equifax, Inc.                   800         29,200
Paychex, Inc.                   300         17,306
                                      ------------
                                           105,944
                                      ------------
COMPUTER HARDWARE (1.7%)
3COM Corp.*                   1,200         43,125
Bay Networks, Inc.*             700         18,988
Cisco Systems, Inc.*          3,750        256,406
Compaq Computer Corp.         6,200        160,425
Dell Computer Corp.*          1,600        108,400
EMC Corp.*                    2,000         75,625
Hewlett-Packard Co.           3,700        234,488
IBM Corp.                     2,700        280,462
                                      ------------
                                         1,177,919
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (1.5%)
Automatic Data
  Processing, Inc.            2,000        136,125
BMC Software, Inc.*             500         41,906
Computer Associates
  International, Inc.         1,350         77,963
First Data Corp.              3,500        113,750
Microsoft, Inc.*              6,400        572,799
Oracle Corp.*                 2,400         75,750
Parametric Technology
  Corp.*                        600         19,988
                                      ------------
                                         1,038,281
                                      ------------
CONSTRUCTION (0.1%)
Clayton Homes, Inc.             400          8,100
Vulcan Materials Co.            700         76,650
                                      ------------
                                            84,750
                                      ------------
CONSUMER GOODS & SERVICES (1.8%)
Avon Products, Inc.             900         70,200
Black & Decker Corp.          1,400         74,288
Colgate Palmolive Co.           600         51,975
Eastman Kodak Co.               700         45,413
Fortune Brands, Inc.          1,900         75,762
Gillette Co.                  1,500        178,030
Hasbro, Inc.                  2,100         74,156
Interpublic Group
  Companies, Inc.             3,700        229,862

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Kimberly-Clark Corp.            900   $     45,113
Mattel                          900         35,663
Maytag Corp.                    300         14,344
Polaroid                        800         35,200
Procter & Gamble Co.          3,900        329,062
                                      ------------
                                         1,259,068
                                      ------------
CONTAINERS & PACKAGING (0.1%)
Bemis Co.                       200          9,025
Owens-Illinois, Inc.*         1,400         60,550
                                      ------------
                                            69,575
                                      ------------
ELECTRIC UTILITY (1.1%)
Cinergy Corp.                   300         11,100
Duke Energy Corp.             2,600        154,863
Entergy Corp.                 8,400        249,900
Florida Power & Light
  Group, Inc.                 2,600        167,050
PG&E Corp.                    4,500        148,500
                                      ------------
                                           731,413
                                      ------------
ELECTRICAL & ELECTRONIC (1.2%)
Emerson Electric Co.          1,300         84,744
Firstenergy Corp.             1,700         52,381
General Electric Co.          5,800        499,887
Honeywell, Inc.               1,000         82,688
Johnson Controls, Inc.          700         42,481
Pacificorp                    2,200         54,175
                                      ------------
                                           816,356
                                      ------------
ENVIRONMENTAL SERVICES (0.1%)
Browning-Ferris
  Industries, Inc.            1,600         52,200
                                      ------------
FINANCIAL SERVICES (1.6%)
American Express Co.          1,300        119,356
Countrywide Credit,
  Inc.                          300         15,956
Edwards (A.G.), Inc.          4,400        192,500
Federal National
  Mortgage Assoc.             3,200        202,400
Household
  International, Inc.           600         82,650
Merrill Lynch & Co.             600         49,800

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Morgan Stanley Dean
  Witter, Discover &
  Co.                         4,000   $    291,500
Schwab (Charles) Corp.          500         19,000
Washington Mutual, Inc.       1,700        121,922
                                      ------------
                                         1,095,084
                                      ------------
FOOD PRODUCTS & SERVICES (1.2%)
American Stores Co.           2,900         75,400
Archer Daniels Midland
  & Co.                       7,300        160,143
Campbell Soup Co.             1,300         73,775
Conagra, Inc.                 3,300        106,013
Interstate Bakeries             500         16,156
Kroger Co.*                     800         36,950
McDonald's Corp.              2,000        120,000
Sara Lee, Inc.                2,100        129,413
Supervalu, Inc.                 600         27,975
Sysco Corp.                   2,200         56,375
Vlasic Foods
  International*                130          3,323
                                      ------------
                                           805,523
                                      ------------
FUNERAL SERVICES (0.1%)
Services Corporation
  International               2,200         93,363
                                      ------------
HEALTH CARE (0.4%)
Columbia/HCA Healthcare
  Corp.                         800         25,800
Humana, Inc.*                 2,600         64,513
Tenet Healthcare Corp.*         400         14,525
United Healthcare Corp.       2,100        135,975
                                      ------------
                                           240,813
                                      ------------
HOTELS & LODGING (0.2%)
Hilton Hotels Corp.           1,300         41,437
Marriott International,
  Class A*                      900         32,231
Marriott International,
  Inc.*                         900         33,469
Sodexho Marriott
  Services                      225          5,977
                                      ------------
                                           113,114
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.4%)
Kaydon Corp                     500   $     20,438
United Technologies
  Corp.                       2,400        221,550
                                      ------------
                                           241,988
                                      ------------
INSURANCE (2.1%)
Aetna, Inc.                     500         41,719
Allstate Corp.                2,700        248,230
American International
  Group, Inc.                 1,800        226,687
Aon Corp.                     1,300         84,175
Cigna Corp.                     200         41,000
Hartford Financial
  Services                      800         86,800
Loews Corp.                   1,000        104,250
MBIA, Inc.                      300         23,250
Progressive Corp.             1,100        148,156
St. Paul Cos.                   600         53,475
Sunamerica, Inc.                900         43,088
Transamerica Corp.            1,300        151,450
Travelers Group, Inc.         3,450        207,000
                                      ------------
                                         1,459,280
                                      ------------
MACHINERY & EQUIPMENT (0.6%)
Carlisle Companies,
  Inc.                          500         24,563
Caterpillar, Inc.             1,800         99,113
Deere & Co.                     400         24,775
Dover Corp.                   3,800        144,399
Halliburton Co.               1,200         60,225
Ingersoll-Rand Co.              900         43,144
                                      ------------
                                           396,219
                                      ------------
MANUFACTURING (1.5%)
Brunswick Corp.               2,100         73,238
Cooper Industries, Inc.       3,100        184,256
Corning, Inc.                 2,300        101,775
Crane Co.                       200         10,600
Crown Cork & Seal
  Company, Inc.                 400         21,400
FMC Corp.*                      500         39,250
Hon Industries                  800         29,400
Illinois Tool Works             600         38,850
Nike, Inc., Class B             900         39,825
Parker Hannifin Corp.         1,200         61,500

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Raychem Corp.                   500   $     20,781
Raytheon Co., Class A            63          3,583
Raytheon Co., Class B           100          5,838
Tenneco, Inc.                   900         38,419
Textron, Inc.                 1,300        100,100
Tyco International Ltd.       4,800        262,199
                                      ------------
                                         1,031,014
                                      ------------
MEDICAL EQUIPMENT & SUPPLIES (1.2%)
Amgen, Inc.*                  3,500        213,063
Baxter International,
  Inc.                          900         49,613
Becton Dickinson & Co.        1,000         68,063
Boston Scientic Corp.*          600         40,500
Johnson & Johnson             5,300        388,555
Medtronic, Inc.                 900         46,688
Perkin-Elmer Corp.              100          7,231
Sybron International
  Corp.*                      1,200         31,350
                                      ------------
                                           845,063
                                      ------------
METALS & MINING (0.1%)
Aluminium Company of
  America                       700         48,168
Phelps Dodge Corp.              600         38,738
                                      ------------
                                            86,906
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.4%)
Standard Register Co.         1,200         40,725
Xerox Corp.                   1,900        202,231
                                      ------------
                                           242,956
                                      ------------
OIL & GAS (2.8%)
Amoco Corp.                   3,200        276,399
Atlantic Richfield Co.        1,600        125,800
Baker Hughes, Inc.            1,300         52,325
Chevron Corp.                 1,300        104,406
Coastal Corp.                 1,100         71,638
Consolidated Natural
  Gas Co.                       200         11,538
Exxon Corp.                   7,800        527,474
Mobil Corp.                   4,400        337,149
Pennzoil Co.                  1,500         96,938
Phillips Petroleum Co.        2,200        109,863

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Schlumberger Ltd.             1,700   $    128,775
Texaco, Inc.                    800         48,200
USX-Marathon Group              700         26,338
                                      ------------
                                         1,916,843
                                      ------------
PAPER PRODUCTS (0.6%)
Champion International
  Corp.                       1,400         76,038
Fort James Corp.              5,100        233,644
Georgia Pacific Corp.           600         38,850
International Paper Co.       1,700         79,581
Westvaco Corp.                  200          6,150
                                      ------------
                                           434,263
                                      ------------
PHARMACEUTICALS (3.5%)
Abbott Laboratories           1,700        128,031
American Home Products
  Corp.                       1,800        171,675
Bergen Brunswig Corp.,
  Class A                       900         38,363
Bristol-Myers Squibb
  Co.                         2,400        250,350
Cardinal Health, Inc.         1,400        123,463
Eli Lilly & Co.               2,800        166,950
McKesson Corp.                1,400         80,850
Merck & Company, Inc.         4,300        552,012
Pfizer, Inc.                  4,400        438,624
Schering-Plough Corp.         1,900        155,206
Warner-Lambert Co.            1,600        272,500
                                      ------------
                                         2,378,024
                                      ------------
PRINTING & PUBLISHING (0.3%)
McGraw-Hill Companies,
  Inc.                          700         53,244
New York Times Co.,
  Class A                       700         49,000
Viacom, Inc., Class B*        2,000        107,500
                                      ------------
                                           209,744
                                      ------------
RESORTS & ENTERTAINMENT (0.4%)
Mirage Resorts*                 200          4,863
Walt Disney Co.               2,200        234,850
                                      ------------
                                           239,713
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
RESTAURANTS (0.1%)
Tricon Global
  Restaurants*                1,400   $     42,088
                                      ------------
RETAIL (1.8%)
CVS Corp.                       200         15,100
Dayton Hudson Corp.           2,100        184,800
Federated Department
  Stores*                     1,600         82,900
GAP, Inc.                     2,250        101,250
Home Depot, Inc.              3,800        256,262
J.C. Penney Company,
  Inc.                          200         15,138
Lowe's Cos.                     400         28,075
Rite Aid Corp.                2,700         92,475
Sears, Roebuck & Co.          2,700        155,081
TJX Companies, Inc.             400         18,100
V.F. Corp.                      600         31,538
Wal-Mart Stores, Inc.         4,700        238,818
Walgreen Co.                    800         28,150
                                      ------------
                                         1,247,687
                                      ------------
STEEL (0.1%)
Bethlehem Steel Corp.*        3,600         48,825
                                      ------------
TECHNOLOGY (1.5%)
Applied Materials,
  Inc.*                       1,200         42,375
HBO & Co.                     1,000         60,375
Intel Corp.                   6,400        499,599
Motorola, Inc.                3,700        224,313
Rockwell International
  Corp.                         600         34,425
Sun Microsystems, Inc.*       1,200         50,063
Texas Instruments, Inc.       1,700         92,013
                                      ------------
                                         1,003,163
                                      ------------
TELECOMMUNICATIONS (1.5%)
Airtouch
  Communications, Inc.*       1,400         68,513
Ameritech Corp.                 200          9,888
AT&T Corp.                    2,000        131,250
Bell Atlantic Corp.             600         61,500
BellSouth Corp.               3,500        236,469
Lucent Technologies,
  Inc.                        2,600        332,474
Northern Telecom Ltd.         1,300         84,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
SBC Communications,
  Inc.                          600   $     26,175
Tellabs, Inc.*                  600         40,275
Worldcom, Inc.*                 100          4,306
                                      ------------
                                           994,863
                                      ------------
TIRE & RUBBER (0.0%)
Goodyear Tire & Rubber
  Co.                           200         15,150
                                      ------------
TRANSPORTATION & SHIPPING (0.4%)
Burlington Northern
  Santa Fe                      900         93,600
CNF Transportation,
  Inc.                          300         10,781
CSX Corp.                     1,100         65,450
FDX Corp.*                      700         49,788
GATX Corp.                      200         15,600
Laidlaw, Inc.                 1,000         15,875
                                      ------------
                                           251,094
                                      ------------
UTILITIES (0.1%)
Enron Corp.                   1,700         78,838
                                      ------------
                                        26,712,531
--------------------------------------------------
TOTAL COMMON STOCKS
  (COST $41,552,541)                    47,435,536
==================================================
             PREFERRED STOCKS (0.2%)
GERMANY (0.2%)
COMPUTER SOFTWARE & PERIPHERALS (0.2%)
SAP, AG                         190         81,061
                                      ------------
RETAIL (0.0%)
Metro, AG                       240          7,787
                                      ------------
                                            88,848
                                      ------------
NETHERLANDS (0.0%)
BANKING (0.0%)
ABN Amro Holding              6,000         16,693
--------------------------------------------------
TOTAL PREFERRED STOCKS
  (COST $68,577)                           105,541
--------------------------------------------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
                  RIGHTS (0.0%)
FRANCE (0.0%)
BUILDING PRODUCTS (0.0%)
LaFarge Rights @ 410            500   $        654
                                      ------------
GERMANY (0.0%)
AUTOMOTIVE (0.0%)
Volkswagen Rights @
  1010                           90          1,635
                                      ------------
SINGAPORE (0.0%)
BANKING (0.0%)
Development Bank of
  Singapore Rights @
  8.50                          500          1,022
--------------------------------------------------
TOTAL RIGHTS (COST $0)                      3,311
--------------------------------------------------

--------------------------------------------------
            U.S. TREASURY BONDS (2.3%)
UNITED STATES (2.3%)
U.S. TREASURY BONDS (2.3%)
U.S. Treasury Bond,
  8.50%, 02/15/20           430,000        558,407
U.S. Treasury Bond,
  6.00%, 02/15/26         1,000,000        999,290
                                      ------------
                                         1,557,697
--------------------------------------------------
TOTAL U.S. TREASURY BONDS
  (COST $1,569,042)                      1,557,697
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
           U.S. TREASURY NOTES (24.4%)

UNITED STATES (24.4%)
U.S. TREASURY NOTES (24.4%)
U.S. Treasury Note,
  8.50%, 02/15/00           530,000   $    556,701
U.S. Treasury Note,
  5.88%, 09/30/02         9,590,000      9,653,486
U.S. Treasury Note,
  6.63%, 05/15/07         1,800,000      1,909,278
U.S. Treasury Note,
  6.13%, 08/15/07         4,435,000      4,557,539
                                      ------------
                                        16,677,004
--------------------------------------------------
TOTAL U.S. TREASURY NOTES
  (COST $16,524,629)                    16,677,004
--------------------------------------------------

--------------------------------------------------
            MONEY MARKET FUNDS (3.2%)

UNITED STATES (3.2%)
MONEY MARKET FUNDS (3.2%)
Bank of New York
  Cash Sweep              2,180,260      2,180,260
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $2,180,260)                      2,180,260
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $61,895,049) (a) -- 99.5%       67,959,349
--------------------------------------------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES 0.5%                      341,809
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $ 68,301,158
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $68,301,158.

* Denotes non-income producing securities.

(a) Represents cost for federal income tax purposes and differs from the value by net unrealized appreciation of securities as follows:

  Unrealized appreciation  $ 43,344,505
  Unrealized depreciation  $(37,281,990)
                           ------------
  Net unrealized
    appreciation           $  6,062,515
                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
EQUITY FUND                                                       MARCH 31, 1998

(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
              COMMON STOCKS (99.0%)
AEROSPACE & MILITARY TECHNOLOGY (1.0%)
Boeing Co.                   25,796   $  1,344,616
General Dynamics Corp.          400         34,450
Goodrich (B.F) Co.            9,500        485,094
Thiokol Corp.                 4,200        202,912
                                      ------------
                                         2,067,072
                                      ------------
AUTOMOTIVE (2.0%)
Borg-Warner Automotive,
  Inc.                        2,400        153,900
Chrysler Corp.               20,500        852,031
Dana Corp.                      500         29,094
Ford Motor Co.               32,400      2,099,925
General Motors Corp.          9,000        606,937
TRW, Inc.                     6,200        341,775
                                      ------------
                                         4,083,662
                                      ------------
BANKING (8.3%)
Ahmanson (H.F.) & Co.         4,500        348,750
Bankamerica Corp.            34,200      2,825,775
Bankers Trust New York
  Corp.                       3,600        433,125
Chase Manhattan Corp.        25,648      3,459,274
Citicorp                     22,700      3,223,400
Comerica, Inc.                1,400        148,137
Fleet Financial Group,
  Inc.                       23,300      1,981,956
MBNA Corp.                   16,712        598,498
Mellon Bank Corp.             2,200        139,700
Nationsbank Corp.             9,300        678,319
Norwest Corp.                17,000        706,562
Republic New York Corp.       5,900        786,912
Suntrust Banks, Inc.          2,200        165,825
U.S. Bancorp                  7,300        910,675
Wells Fargo & Co.             1,800        596,250
                                      ------------
                                        17,003,158
                                      ------------
BEVERAGES & TOBACCO (4.7%)
Coca-Cola Co.                51,700      4,003,519
Coca-Cola Enterprises        17,600        645,700

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Coors (Adolph), Class B       3,500   $    122,500
Pepsico, Inc.                18,600        793,987
Philip Morris
  Companies, Inc.            57,600      2,401,200
Seagram Company Ltd.         32,900      1,256,369
USD Universal Corp.,
  Va.                         7,000        308,438
                                      ------------
                                         9,531,713
                                      ------------
BIOTECHNOLOGY (0.3%)
Pioneer Hi-Bred
  International, Inc.         5,500        536,594
                                      ------------
BROADCASTING/CABLE (1.6%)
Comcast Corp., Special
  Class A                    25,100        886,344
Tele-Communications TCI
  Group, Class A*            22,400        696,500
U.S. West Media Group*       44,300      1,539,425
Viacom, Inc., Class B*        2,080        111,800
                                      ------------
                                         3,234,069
                                      ------------
CAPITAL GOODS (0.0%)
CBS Corp.                       400         13,575
                                      ------------
COMMERCIAL SERVICES (0.5%)
Cognizant Corp.              10,200        585,225
Gibson Greetings, Inc.*      11,600        320,450
Robert Half
  International, Inc.*        1,350         64,800
                                      ------------
                                           970,475
                                      ------------
COMPUTER HARDWARE (4.2%)
Cisco Systems, Inc.*         30,000      2,051,250
Compaq Computer Corp.        38,000        983,250
Dell Computer Corp.*         16,600      1,124,650
EMC Corp.*                   17,100        646,594
Hewlett-Packard Co.          22,500      1,425,938
IBM Corp.                    22,900      2,378,737
                                      ------------
                                         8,610,419
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (3.8%)
Automatic Data
  Processing, Inc.            9,500        646,594
BMC Software, Inc.*             300         25,144

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Computer Associates
  International, Inc.        19,775   $  1,142,006
First Data Corp.             11,200        364,000
Microsoft, Inc.*             61,200      5,477,400
                                      ------------
                                         7,655,144
                                      ------------
CONSTRUCTION (0.7%)
Centex Corp.                  3,800        144,875
Kaufman & Broad Home
  Corp.                       2,800         91,175
Masco Corp.                   8,800        523,600
Pulte Corp.                     100          4,650
Vulcan Materials Co.          3,100        339,450
York International
  Corp.                       7,900        355,500
                                      ------------
                                         1,459,250
                                      ------------
CONSUMER GOODS & SERVICES (3.2%)
Avon Products, Inc.           2,400        187,200
Ball Corp.                    2,500         81,875
Black & Decker Corp.          4,000        212,250
Eastman Kodak Co.             7,400        480,075
Gillette Co.                 13,400      1,590,412
Liz Claiborne, Inc.           5,700        284,288
Mattel                       11,700        463,613
Maytag Corp.                  3,200        153,000
Proctor & Gamble Co.         35,600      3,003,750
Whirlpool Corp.                 200         13,712
                                      ------------
                                         6,470,175
                                      ------------
CONTAINERS & PACKAGING (0.4%)
Owens-Illinois, Inc.*        18,200        787,150
                                      ------------
DATA PROCESSING & REPRODUCTION (0.1%)
Fiserv, Inc.*                 1,700        107,737
Reynolds & Reynolds,
  Class A                     3,100         67,812
                                      ------------
                                           175,549
                                      ------------
ELECTRIC UTILITY (2.1%)
Cinergy Corp.                38,500      1,424,500
Entergy Corp.                69,100      2,055,725

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Florida Power & Light
  Group, Inc.                10,000   $    642,500
PG&E Corp.                    2,800         92,400
                                      ------------
                                         4,215,125
                                      ------------
ELECTRICAL & ELECTRONIC (3.2%)
General Electric Co.         53,400      4,602,412
Johnson Controls, Inc.       16,100        977,069
Molex, Inc.                  11,400        313,500
Unicom Corp.                 18,000        630,000
                                      ------------
                                         6,522,981
                                      ------------
ENVIRONMENTAL SERVICES (0.2%)
Browning-Ferris
  Industries, Inc.            6,400        208,800
Safety-Kleen Corp.            3,600        102,150
                                      ------------
                                           310,950
                                      ------------
FINANCIAL SERVICES (3.7%)
American Express Co.          1,700        156,081
Bear Stearns Companies,
  Inc.                        8,700        446,962
Federal Home Loan
  Mortgage Corp.             16,600        787,462
Federal National
  Mortgage Assoc.            17,200      1,087,900
Franklin Resources,
  Inc.                        8,500        450,500
Golden West Financial
  Corp.                         100          9,581
Household
  International, Inc.         5,600        771,400
J.P. Morgan & Co.             3,000        402,937
Merrill Lynch & Co.          10,600        879,800
Morgan Stanley Dean
  Witter, Discover &
  Co.                        11,325        825,309
Schwab (Charles) Corp.       15,250        579,500
Washington Mutual, Inc.      16,120      1,156,106
                                      ------------
                                         7,553,538
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FOOD PROCESSING (0.2%)
Hershey Foods Corp.           4,800   $    343,800
Quaker Oates Co.                400         22,900
Wrigley (WM.) JR Co.          1,700        138,975
                                      ------------
                                           505,675
                                      ------------
FOOD PRODUCTS & SERVICES (2.9%)
American Stores Co.           9,200        239,200
Archer Daniels Midland
  & Co.                      19,441        426,487
Bestfoods                       100         11,687
Bob Evans Farms               3,200         67,800
Campbell Soup Co.             5,700        323,475
Conagra, Inc.                 8,400        269,850
Dean Foods Co.               10,400        523,250
General Mills, Inc.           1,400        106,400
Hannaford Brothers Co.          500         22,219
IBP Inc.                     13,300        298,419
International
  Multifoods Corp.           18,800        562,825
Interstate Bakeries          18,000        581,625
Kroger Co.*                   3,200        147,800
McDonald's Corp.             16,300        978,000
Sara Lee, Inc.               10,200        628,575
Sysco Corp.                  30,600        784,125
Vlasic Foods
  International*                570         14,571
                                      ------------
                                         5,986,308
                                      ------------
FUNERAL SERVICES (0.3%)
Services Corporation
  International              15,000        636,562
                                      ------------
HEALTH CARE (0.7%)
Foundation Health
  Systems, Class A*           1,200         33,075
Healthsouth Corp.*            6,300        176,794
Manor Care, Inc.              5,500        203,500
Tenet Healthcare Corp.*      13,800        501,113
United Healthcare Corp.       7,200        466,200
                                      ------------
                                         1,380,682
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
HOTELS & LODGING (0.4%)
Hilton Hotels Corp.           9,100   $    290,062
Marriott International,
  Class A*                    5,400        193,387
Marriott International,
  Inc.*                       5,400        200,812
Sedexho Marriott
  Services                    1,350         35,859
                                      ------------
                                           720,120
                                      ------------
INDUSTRIAL GOODS & SERVICES (2.9%)
Air Products &
  Chemical, Inc.              3,300        273,487
Brunswick Corp.              13,100        456,862
Crompton & Knowles
  Corp.                       3,100         89,706
Dow Chemical Co.              3,900        379,275
Du Pont (E.I.) De
  Nemours                    33,500      2,278,000
Kaydon Corp                   4,200        171,675
Praxair, Inc.                10,400        534,950
Rohm & Haas Co.               3,700        382,256
Union Carbide Corp.           4,500        225,562
United Technologies
  Corp.                      12,200      1,126,213
                                      ------------
                                         5,917,986
                                      ------------
INSURANCE (5.4%)
Allstate Corp.               18,573      1,707,555
American General Corp.        3,700        239,344
American International
  Group, Inc.                17,475      2,200,758
Conseco, Inc.                21,500      1,217,437
Hartford Financial
  Services                    5,500        596,750
Lincoln National Corp.          700         59,412
Loews Corp.                   9,100        948,675
MGIC Investment Corp.         2,100        137,944
Progressive Corp.             4,500        606,094
Safeco Corp.                  1,000         54,656
St. Paul Cos.                 5,200        463,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Sunamerica, Inc.             12,900   $    617,587
Travelers Group, Inc.        36,307      2,178,420
                                      ------------
                                        11,028,082
                                      ------------
MACHINERY & EQUIPMENT (1.4%)
Carlisle Companies,
  Inc.                          100          4,912
Case Corp.                    2,100        143,062
Caterpillar, Inc.            20,800      1,145,300
Deere & Co.                   7,000        433,563
Dresser Industries,
  Inc.                          300         14,419
Halliburton Co.              12,700        637,381
Ingersoll-Rand Co.            4,200        201,337
Kennametal, Inc.              1,000         52,625
Pentair, Inc.                 6,700        299,825
                                      ------------
                                         2,932,424
                                      ------------
MANUFACTURING (3.1%)
Corning, Inc.                18,800        831,900
Crane Co.                    10,500        556,500
Crown Cork & Seal
  Company, Inc.               4,200        224,700
Eaton Corp.                   4,400        418,825
Lancaster Colony Corp.        3,900        165,506
Parker Hannifin Corp.        12,300        630,375
Tenneco, Inc.                13,900        593,356
Textron, Inc.                 7,800        600,600
Tyco International Ltd.      43,500      2,376,187
                                      ------------
                                         6,397,949
                                      ------------
MEDICAL EQUIPMENT & SUPPLIES (2.4%)
Amgen, Inc.*                  4,300        261,763
Baxter International,
  Inc.                       10,300        567,787
Boston Scientic Corp.*        3,900        263,250
Diagnostics Products
  Corp.                       6,700        186,763
Guidant Corp.                 8,100        594,338
Johnson & Johnson            32,000      2,346,000
Medtronic, Inc.               4,300        223,063
Sybron International
  Corp.*                     14,800        386,650
U.S. Surgical Corp.           4,700        155,100
                                      ------------
                                         4,984,714
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
METALS & MINING (0.5%)
Aluminum Company of
  America                     6,900   $    474,806
Barrick Gold Corp.            7,100        153,538
Cyprus Amax Minerals
  Co.                        10,500        174,563
Phelps Dodge Corp.            2,900        187,231
                                      ------------
                                           990,138
                                      ------------
NATURAL RESOURCES (0.1%)
Amerada Hess Corp.            4,700        274,069
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.7%)
Pitney Bowes, Inc.              600         30,113
Wallace Computers
  Services, Inc.              5,800        200,825
Xerox Corp.                  11,400      1,213,388
                                      ------------
                                         1,444,326
                                      ------------
OIL & GAS (7.6%)
Amoco Corp.                   6,900        595,988
Baker Hughes, Inc.           13,200        531,300
Burlington Resources,
  Inc.                        6,800        325,975
Chevron Corp.                23,400      1,879,313
Coastal Corp.                 9,000        586,125
Consolidated Natural
  Gas Co.                     4,000        230,750
Exxon Corp.                  64,500      4,361,813
Mobil Corp.                   5,500        421,438
Occidental Petroleums
  Corp.                      10,300        301,919
Pennzoil Co.                  4,400        284,350
Phillips Petroleum Co.       13,200        659,175
Royal Dutch Petroleum,
  NY Shares                  16,000        909,000
Schlumberger Ltd.            11,200        848,400
Texaco, Inc.                 38,900      2,343,725
Transocean Offshore,
  Inc.                          800         41,150
USX-Marathon Group           14,800        556,850
Williams Companies,
  Inc.                       19,900        636,800
                                      ------------
                                        15,514,071
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
PAPER PRODUCTS (0.9%)
Champion International
  Corp.                      14,700   $    798,394
Fort James Corp.             14,600        668,862
Georgia Pacific Corp.         1,600        103,600
Westvaco Corp.                3,300        101,475
Weyerhaeuser Co.              2,100        118,650
                                      ------------
                                         1,790,981
                                      ------------
PHARMACEUTICALS (8.1%)
Abbott Laboratories          10,600        798,312
American Home Products
  Corp.                       3,900        371,963
Bergen Brunswig Corp.,
  Class A                    13,500        575,437
Bristol-Myers Squibb
  Co.                        22,000      2,294,875
Cardinal Health, Inc.         7,550        665,816
Eli Lilly & Co.              18,700      1,114,988
McKesson Corp.               11,100        641,025
Merck & Company, Inc.        28,800      3,697,200
Mylan Laboratories           11,200        257,600
Pfizer, Inc.                 31,736      3,163,683
Schering-Plough Corp.        19,800      1,617,413
Warner-Lambert Co.            7,400      1,260,313
                                      ------------
                                        16,458,625
                                      ------------
PRINTING & PUBLISHING (0.7%)
Houghton Mifflin Co.          3,300        105,188
McGraw-Hill Companies,
  Inc.                        3,400        258,613
New York Times Co.,
  Class A                    12,900        903,000
Tribune Co.                   2,000        141,000
                                      ------------
                                         1,407,801
                                      ------------
RESORTS & ENTERTAINMENT (0.9%)
Walt Disney Co.              18,000      1,921,500
                                      ------------
RESTAURANTS (0.0%)
Tricon Global
  Restaurants*                  480         14,430
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
RETAIL (5.3%)
Barnes & Noble, Inc.*         3,700   $    144,300
CVS Corp.                     2,800        211,400
Dayton Hudson Corp.          16,900      1,487,200
Dollar General                7,221        279,362
Federated Department
  Stores*                    14,900        772,006
GAP, Inc.                    15,000        675,000
Home Depot, Inc.             19,450      1,311,659
J.C. Penney Company,
  Inc.                        6,400        484,400
K Mart Corp.*                26,900        448,894
Limited, Inc.                 5,200        149,175
Lowe's Cos.                   9,800        687,838
Nordstrom, Inc.               5,900        376,494
Rite Aid Corp.               22,300        763,775
TJX Companies, Inc.          18,100        819,025
V.F. Corp.                   12,100        636,006
Wal-Mart Stores, Inc.        27,700      1,407,506
Walgreen Co.                  5,700        200,569
                                      ------------
                                        10,854,609
                                      ------------
SERVICES (0.1%)
Ryder Systems, Inc            5,300        201,400
                                      ------------
STEEL (0.2%)
Carpenter Technology
  Corp.                         100          5,400
Nucor Corp.                   7,400        402,838
Precision Castparts
  Corp.                         400         23,675
                                      ------------
                                           431,913
                                      ------------
TECHNOLOGY (3.5%)
Applied Materials,
  Inc.*                      13,100        462,594
Computer Sciences
  Corp.*                        400         22,000
HBO & Co.                    10,600        639,975
Intel Corp.                  50,200      3,918,738
Motorola, Inc.               11,600        703,250
Rockwell International
  Corp.                       9,600        550,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 1998
(Unaudited)

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Sun Microsystems, Inc.*       8,500   $    354,609
Texas Instruments, Inc.       9,400        508,775
                                      ------------
                                         7,160,741
                                      ------------
TELECOMMUNICATIONS (8.8%)
Airtouch
  Communications, Inc.*      20,400        998,325
Ameritech Corp.              39,600      1,957,725
AT&T Corp.                   30,300      1,988,438
Bell Atlantic Corp.          24,524      2,513,710
BellSouth Corp.              28,700      1,939,044
GTE Corp.                    24,100      1,442,988
Lucent Technologies,
  Inc.                       15,872      2,029,632
MCI Communications            8,300        410,850
Northern Telecom Ltd.        16,800      1,085,700
SBC Communications,
  Inc.                       20,298        885,500
Sprint Corp.                  3,700        250,444
Telephone & Data
  Systems, Inc.               7,100        337,250
Tellabs, Inc.*                8,700        583,988
U.S. West
  Communications Group          900         49,275
Worldcom, Inc.*              39,500      1,700,969
                                      ------------
                                        18,173,838
                                      ------------
TIRE & RUBBER (0.2%)
Goodyear Tire & Rubber
  Co.                         4,500        340,875
                                      ------------
TRANSPORTATION & SHIPPING (1.6%)
AMR Corp./Del*                  700        100,231
Burlington Northern
  Santa Fe                    6,700        696,800
CNF Transportation,
  Inc.                        1,000         35,938
Delta Air Lines, Inc.         3,400        402,050
FDX Corp.*                    8,600        611,675
Laidlaw, Inc.                41,200        654,050

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Southwest Airlines              750   $     22,172
Union Pacific Corp.          12,000        674,250
US Airways Group, Inc.*         600         44,475
                                      ------------
                                         3,241,641
                                      ------------
UTILITIES (0.1%)
Enron Corp.                   2,300        106,663
--------------------------------------------------
TOTAL COMMON STOCKS
(COST $123,142,637)                    202,018,722
--------------------------------------------------

--------------------------------------------------
            MONEY MARKET FUNDS (1.0%)

Bank of New York Cash
  Sweep                   2,027,722      2,027,722
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
(COST $2,027,722)                        2,027,722
--------------------------------------------------
TOTAL INVESTMENTS
(COST $125,170,359) (a) -- 100.0%      204,046,444
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.0%                            42,851
--------------------------------------------------
TOTAL NET ASSETS --  100.0%           $204,089,295
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $204,089,295.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation  $218,588,921
  Unrealized depreciation  (139,712,836)
                           ------------
  Net unrealized
    appreciation           $ 78,876,085
                           ============

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES

                                                                  MARCH 31, 1998

(Unaudited)

                                                                 PRIME        U.S. TREASURY
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              ------------    -------------
ASSETS:
  Investments, at value (cost $112,270,237, $42,845,801,
    respectively)...........................................  $112,270,237     $42,845,801
  Repurchase agreements, at cost............................   59,032,000       35,930,000
                                                              ------------     -----------
  Total Investments, at value (cost $171,302,237,
    $78,775,801, respectively)..............................  171,302,237       78,775,801
  Cash......................................................           --              966
  Interest and dividends receivable.........................      362,601          187,292
  Receivable for capital shares sold........................       36,945              146
  Deferred organizational costs.............................       33,971           33,971
                                                              ------------     -----------
    Total Assets............................................  $171,735,754     $78,998,176
                                                              ------------     -----------
LIABILITIES:
  Income payable............................................      694,718          343,028
  Payable for capital shares redeemed.......................           99               53
  Investment advisory fees payable..........................       27,032            6,769
  Administration fees payable...............................       14,740           11,792
  Fund accounting fees payable..............................        4,173            4,050
  Transfer agent fees payable...............................        6,633            5,169
  12b-1 fees -- Class A shares..............................          749                4
  Other payables and accrued expenses.......................       31,505           12,194
                                                              ------------     -----------
    Total Liabilities.......................................      779,649          383,059
                                                              ------------     -----------
NET ASSETS..................................................  $170,956,105     $78,615,117
                                                              ============     ===========
NET ASSETS CONSIST OF:
  Capital...................................................  170,956,105       78,615,365
  Accumulated undistributed net realized gains on
    investments.............................................           --             (248)
                                                              ------------     -----------
NET ASSETS..................................................  $170,956,105     $78,615,117
                                                              ============     ===========
TRUST SHARES:
  Net Assets................................................  $163,216,197     $78,593,608
  Shares of Capital Stock Outstanding.......................  163,216,206       78,593,856
  Net Asset Value (offering and redemption price per
    share)..................................................  $      1.00      $      1.00
                                                              ============     ===========
CLASS A SHARES:
  Net Assets................................................  $ 7,739,908      $    21,509
  Shares of Capital Stock Outstanding.......................    7,739,908           21,509
  Net Asset Value (offering and redemption price per
    share)..................................................  $      1.00      $      1.00
                                                              ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES

                                                                  MARCH 31, 1998

(Unaudited)

                                                      INVESTMENT GRADE     GLOBAL ASSET
                                                         BOND FUND        ALLOCATION FUND   EQUITY FUND
                                                      ----------------    ---------------   ------------
ASSETS:
  Investments, at value (cost $132,538,486;
    $61,895,049; $125,170,359, respectively)......      $134,756,912        $67,959,349     $204,046,444
  Foreign currency at value ($0; $59,087; $0,
    respectively).................................                --             59,333               --
  Interest and dividends receivable...............         1,591,698            209,994          218,518
  Receivable for capital shares sold..............            17,335             49,913           35,880
  Reclaim receivable..............................                --             41,155               --
  Prepaid expenses................................                --              5,309               --
  Deferred organizational costs...................            33,971             33,971           33,971
                                                        ------------        -----------     ------------
    Total Assets..................................      $136,399,916        $68,359,024     $204,334,813
                                                        ------------        -----------     ------------
LIABILITIES:
  Dividends payable...............................           637,391                 --           51,746
  Payable for capital shares redeemed.............               603                894            2,452
  Investment advisory fees payable................            57,578             45,454          110,057
  Administration fees payable.....................            23,031             11,364           33,864
  Fund accounting fees payable....................             6,576                 --            7,383
  Transfer agent fees payable.....................             6,976                 --            7,301
  12b-1 fees -- Class A shares....................                27                 41               29
  Other payables and accrued expenses.............            26,868                113           32,686
                                                        ------------        -----------     ------------
    Total Liabilities.............................           759,050             57,866          245,518
                                                        ------------        -----------     ------------
NET ASSETS........................................      $135,640,866        $68,301,158     $204,089,295
                                                        ============        ===========     ============
NET ASSETS CONSIST OF:
  Capital.........................................       132,021,638         61,855,781      110,474,651
  Accumulated undistributed net investment
    income........................................                --            237,953           (5,483)
  Accumulated undistributed net realized gains on
    investments and foreign currency
    transactions..................................         1,400,802            144,909       14,744,042
  Net unrealized appreciation (depreciation) of
    investments and foreign currency
    transactions..................................         2,218,426          6,062,515       78,876,085
                                                        ------------        -----------     ------------
NET ASSETS........................................      $135,640,866        $68,301,158     $204,089,295
                                                        ============        ===========     ============
TRUST SHARES:
  Net Assets......................................      $135,459,349        $67,911,367     $203,801,621
  Shares of Capital Stock Outstanding.............        13,477,944          6,109,315       16,989,143
  Net Asset Value (offering and redemption price
    per share)....................................      $      10.05        $     11.12     $      12.00
                                                        ============        ===========     ============
CLASS A SHARES:
  Net Assets......................................      $    181,517        $   389,791     $    287,674
  Shares of Capital Stock Outstanding.............            18,027             35,086           24,021
  Net Asset Value (offering and redemption price
    per share)....................................      $      10.07        $     11.11     $      11.98
                                                        ============        ===========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                            FOR THE PERIOD ENDED MARCH 31, 1998*

(Unaudited)

                                                                              U.S. TREASURY
                                                              PRIME MONEY     MONEY MARKET
                                                              MARKET FUND         FUND
                                                              ------------    -------------
INVESTMENT INCOME:
  Interest..................................................   $3,644,616      $1,842,746
                                                               ----------      ----------
    Total Income............................................   $3,644,616      $1,842,746
                                                               ----------      ----------
EXPENSES:
  Investment advisory fees..................................      191,743          66,596
  Administration fees.......................................      128,983          68,443
  Fund accounting fees......................................       18,233          11,845
  Transfer agent fees.......................................       16,260          15,118
  12b-1 and service plan fees -- Class A shares.............        1,498               8
  Custody fees..............................................       16,938           7,264
  Registration and filing fees..............................       21,487          10,406
  Other.....................................................       41,480          20,666
                                                               ----------      ----------
    Total expenses before waivers/reimbursements............      436,622         200,346
    Less expenses waived/reimbursed.........................     (127,892)        (47,012)
                                                               ----------      ----------
    Net expenses............................................      308,730         153,334
                                                               ----------      ----------
NET INVESTMENT INCOME.......................................    3,335,886       1,689,412
                                                               ----------      ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment transactions....           --            (248)
                                                               ----------      ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS...           --            (248)
                                                               ----------      ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $3,335,886      $1,689,164
                                                               ==========      ==========

---------------

*Commencement of operations was November 1, 1997 and November 3, 1997 for the
 Prime Money Market Fund and U.S. Treasury Money Market Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                            FOR THE PERIOD ENDED MARCH 31, 1998*

(Unaudited)

                                                     INVESTMENT
                                                        GRADE         GLOBAL ASSET
                                                      BOND FUND     ALLOCATION FUND       EQUITY FUND
                                                     -----------    ----------------    ---------------
INVESTMENT INCOME:
  Interest.........................................  $ 3,640,890       $  276,406         $        --
  Dividends (net of foreign withholding tax of $0;
    $2,419, $1,553, respectively)..................       12,979          365,900           1,276,857
                                                     -----------       ----------         -----------
    Total Income...................................  $ 3,653,869       $  642,306         $ 1,276,857
                                                     -----------       ----------         -----------
EXPENSES:
  Investment advisory fees.........................      340,001          200,245             602,540
  Administration fees..............................      114,774           45,925             161,513
  Fund accounting fees.............................       23,564           25,162              28,479
  Transfer agent fees..............................       17,123           11,820              18,807
  12b-1 and service plan fees -- Class A shares....           54               82                  58
  Custody fees.....................................       10,682           22,431              14,511
  Registration and filing fees.....................       18,422            5,799              16,312
  Other............................................       36,478           12,787              52,884
                                                     -----------       ----------         -----------
    Total expenses before waivers/reimbursements...      561,098          324,251             895,104
    Less expenses waived/reimbursed................      (56,693)         (22,290)            (80,367)
                                                     -----------       ----------         -----------
    Net expenses...................................      504,405          301,961             814,737
                                                     -----------       ----------         -----------
NET INVESTMENT INCOME..............................    3,149,464          340,345             462,120
                                                     -----------       ----------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains on investment transactions....    1,400,802          117,037          14,744,042
  Net realized gain on foreign currency
    transactions...................................           --           27,872                  --
  Net change in unrealized appreciation
    (depreciation) of investment transactions and
    foreign currency transactions..................     (660,510)       6,092,482          20,410,881
                                                     -----------       ----------         -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS...      740,292        6,237,391          35,154,923
                                                     -----------       ----------         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,889,756       $6,577,736         $35,617,043
                                                     ===========       ==========         ===========

---------------

*Commencement of operations was November 1, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE PERIOD ENDED MARCH 31, 1998*

(Unaudited)

                                                                  PRIME        U.S. TREASURY
                                                              MONEY MARKET      MONEY MARKET
                                                                  FUND              FUND
                                                              -------------    --------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   3,335,886    $    1,689,412
  Net realized gains (losses) on investment.................             --              (248)
                                                              -------------    --------------
  Net increase in net assets resulting from operations......      3,335,886         1,689,164
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (3,335,886)       (1,689,412)
                                                              -------------    --------------
  Total distributions to shareholders.......................     (3,335,886)       (1,689,412)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................    294,842,033       211,879,142
  Proceeds from shares issued in connection of common trust
    fund conversion.........................................     45,545,166            20,000
  Dividends reinvested......................................        221,249               349
  Cost of shares redeemed...................................   (169,652,343)     (133,284,126)
                                                              -------------    --------------
  Net increase in net assets from capital share
    transactions............................................    170,956,105        78,615,365
                                                              -------------    --------------
  Total increase in net assets..............................    170,956,105        78,615,117
NET ASSETS:
  Beginning of period.......................................             --                --
                                                              -------------    --------------
  End of period.............................................  $ 170,956,105    $   78,615,117
                                                              =============    ==============

---------------

*Commencement of operations was November 1, 1997 and November 3, 1997 for the
 Prime Money Market Fund and U.S. Treasury Money Market Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE PERIOD ENDED MARCH 31, 1998*

(Unaudited)

                                                      INVESTMENT GRADE     GLOBAL ASSET
                                                         BOND FUND        ALLOCATION FUND   EQUITY FUND
                                                      ----------------    ---------------   ------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income...........................      $  3,149,464        $   340,345     $    462,120
  Net realized gains on investment and foreign
    currency transactions.........................         1,400,802            144,909       14,744,042
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency transactions.........................          (660,510)         6,092,482       20,410,881
                                                        ------------        -----------     ------------
  Net increase in net assets resulting from
    operations....................................         3,889,756          6,577,736       35,617,043
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...........................        (3,149,464)          (102,392)        (467,603)
                                                        ------------        -----------     ------------
  Total distributions to shareholders.............        (3,149,464)          (102,392)        (467,603)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.....................         8,325,673         21,732,780        7,529,732
  Proceeds from shares issued in connection with
    common trust fund conversion..................       136,506,180         45,420,639      189,923,596
  Dividends reinvested............................         1,383,751             72,561          256,391
  Cost of shares redeemed.........................       (11,315,030)        (5,400,166)     (28,769,864)
                                                        ------------        -----------     ------------
  Net increase in net assets from capital share
    transactions..................................       134,900,574         61,825,814      168,939,855
                                                        ------------        -----------     ------------
  Total increase in net assets....................       135,640,866         68,301,158      204,089,295
NET ASSETS:
  Beginning of period.............................                --                 --               --
                                                        ------------        -----------     ------------
  End of period...................................      $135,640,866        $68,301,158     $204,089,295
                                                        ============        ===========     ============

---------------

*Commencement of operations was November 1, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   NOTES TO THE FINANCIAL STATEMENTS

(Unaudited)

NOTE 1 -- ORGANIZATION

    The Eureka Funds (the "Trust") was organized as a Massachusetts business trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of The Eureka Prime Money Market Fund (the "Prime Fund"), The Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund"), The Eureka Investment Grade Bond Fund (the "Bond Fund"), The Eureka Global Asset Allocation Fund (the "Global Fund"), and The Eureka Equity Fund (the "Equity Fund") (each a "Fund", and collectively, the "Funds"). The Funds, except for the U.S. Treasury Fund, commenced operations on November 1, 1997. The U.S. Treasury Fund commenced operations on November 3, 1997.

    The Funds' investment objectives are as follows:

       FUND                    OBJECTIVE
       ----                    ---------
Prime Money Market   Seeks a high level of current
  Fund               income as is consistent with
                     maintaining liquidity and
                     stability of principal.
U.S. Treasury        Seeks a high level of current
  Obligations Fund   income consistent with
                     liquidity and stability of
                     principal.
Investment Grade     Seeks a high level of income,
  Bond Fund          consistent with preservation
                     of capital.
Global Asset         Seeks a balance of income and
  Allocation Fund    long-term capital
                     appreciation.
Equity Fund          Seeks long-term capital
                     growth.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

SECURITIES VALUATION: Securities of the Prime and U.S. Treasury Funds (the "Money Market Funds") are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, the mean between their bid and ask price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the Prime Fund and the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Bond, Global and Equity Funds (the "Variable Net Asset Value Funds") denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

    Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may use forward foreign currency exchange contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at March 31, 1998 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

FUTURES CONTRACTS: The Variable Net Asset Value Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

    The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

OPTIONS CONTRACTS: In order to hedge investment positions and facilitate buying and selling securities, the Variable Net Asset Value Funds may purchase call and put options and may write covered call options on individual securities and futures contracts. By writing call options, the Variable Net Asset Value Funds receive a premium and become obligated during the term of the option to sell securities at a set price if the option is exercised. The Variable Net Asset Value Funds will write only covered call options, thereby owning the underlying securities in the case of call options. To cover put options, the Variable Net Asset Value Funds will segregate cash or securities with a value at least equal to the exercise price. The risk in writing options is that the market value of the underlying securities could move in the opposite direction from what is anticipated. The Variable Net Asset Value Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

    The asset or liability is marked-to-market each day to reflect the current value of the option, resulting in unrealized appreciation or depreciation. The Variable Net Asset Value Funds will realize a gain or loss

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

upon expiration or closing of the option transaction. When an option is exercised, the premium amount is added to the proceeds from selling call options or subtracted from the cost of purchasing put options.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, investors in Trust Shares will pay the expenses directly attributable to the Trust Shares as a class, and investors in Class A Shares will pay the expenses directly attributable to the Class A Shares as a class.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from the Money Market Funds' and the Bond Fund's net investment income, if any, are declared daily and paid monthly. Distributions from the Equity Fund's net investment income, if any, are declared and paid monthly. Distributions from the Global Fund's net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

NOTE 3 -- RELATED PARTY TRANSACTIONS

    The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Sanwa Bank California ("SBCL"). SBCL is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Under the terms of the Investment Advisory Agreement, SBCL is entitled to receive a fee that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

               FUND                  ANNUAL RATE
               ----                  -----------
Prime Fund.........................     0.30%
U.S. Treasury Fund.................     0.20%
Bond Fund..........................     0.60%
Global Fund........................     0.90%
Equity Fund........................     0.75%

    SBCL has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Funds' initial fiscal year. For the period ended March 31, 1998, SBCL waived fees in the following amounts:

               FUND                  FEES WAIVED
               ----                  -----------
Prime Fund.........................    $63,914
U.S. Treasury Fund.................    $33,298
Bond Fund..........................    $56,666
Global Fund........................    $22,249
Equity Fund........................    $80,338

    BISYS Fund Services Limited Partnership, ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to a $75,000 per Fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion. For the period ended March 31, 1998, BISYS waived the following amounts:

               FUND                  FEES WAIVED
               ----                  -----------
Prime Fund.........................    $63,229
U.S. Treasury Fund.................    $13,710

    BISYS serves as the Trust's principal distributor (the "Distributor") and has entered into a Distribution and Shareholder Services Plan (the "Plan") with the Trust with respect to Class A Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund. The Distributor may voluntarily choose to waive all or a portion of its fee. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. For the period ended March 31, 1998, the BISYS waived the following amounts:

                                     SERVICE PLAN
                                         FEES
               FUND                     WAIVED
               ----                  ------------
Prime Fund.........................      $749
U.S. Treasury Fund.................      $  4
Bond Fund..........................      $ 27
Global Fund........................      $ 41
Equity Fund........................      $ 29

    BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds for which it receives a fee.

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

    Each Fund offers two classes of shares: Trust Shares and Class A Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Each class of shares is substantially the same, except that Class A Shares bear the fees that are payable under the Trust's Distribution and Shareholder Services Plan which relates only to the Class A Shares. The following is a summary of transactions in Fund shares for the period ending March 31, 1998:

                                                 PRIME FUND                  U.S. TREASURY FUND
                                        ----------------------------    ----------------------------
                                           SHARES          AMOUNT          SHARES          AMOUNT
                                        ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued.......................   286,572,047     286,572,047     211,857,588     211,857,588
  Shares issued in connection with
    common trust fund conversion......    45,545,166      45,545,166          20,000          20,000
  Shares reinvested...................       221,237         221,229             341             341
  Shares redeemed.....................  (169,122,244)   (169,122,244)   (133,284,073)   (133,284,073)
                                        ------------    ------------    ------------    ------------
    Net increase......................   163,216,206     163,216,198      78,593,856      78,593,856
                                        ============    ============    ============    ============
CLASS A SHARES:
  Shares issued.......................     8,269,986       8,269,986          21,554          21,554
  Shares reinvested...................            20              20               8               8
  Shares redeemed.....................      (530,099)       (530,099)            (53)            (53)
                                        ------------    ------------    ------------    ------------
    Net increase......................     7,739,907       7,739,907          21,509          21,509
                                        ============    ============    ============    ============

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

                               BOND FUND                  GLOBAL FUND                 EQUITY FUND
                       -------------------------    -----------------------    -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                       ----------    -----------    ---------    ----------    ----------    -----------
CAPITAL TRANS-
  ACTIONS:
TRUST SHARES:
  Shares issued......     810,769      8,143,358    2,081,840    21,347,520       661,091      7,246,830
  Shares issued in
    connection with
    common trust fund
    conversion.......  13,650,618    136,506,180    4,542,064    45,420,639    18,992,360    189,923,596
  Shares
    reinvested.......     137,724      1,383,682        7,184        72,561        23,876        256,367
  Shares redeemed....  (1,121,167)   (11,314,427)    (521,773)   (5,399,023)   (2,688,184)   (28,767,412)
                       ----------    -----------    ---------    ----------    ----------    -----------
    Net increase.....  13,477,944    134,718,793    6,109,315    61,441,697    16,989,143    168,659,381
                       ==========    ===========    =========    ==========    ==========    ===========
CLASS A SHARES:
  Shares issued......      18,080        182,315       35,190       385,260        24,225        282,902
  Shares
    reinvested.......           7             69           --            --             2             24
  Shares redeemed....         (60)          (603)        (104)       (1,143)         (206)        (2,452)
                       ----------    -----------    ---------    ----------    ----------    -----------
    Net increase.....      18,027        181,781       35,086       384,117        24,021        280,474
                       ==========    ===========    =========    ==========    ==========    ===========

NOTE 5 -- INVESTMENT TRANSACTIONS

    Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 1998 were as follows:

                                                               PURCHASES         SALES
                                                              ------------    -----------
Bond Fund...................................................  $182,216,186    $55,477,211
Global Fund.................................................  $ 74,822,759    $15,076,202
Equity Fund.................................................  $165,059,815    $56,661,220

NOTE 6 -- CONVERSION OF COMMON TRUST FUNDS

    On October 31, 1997, the Funds issued Trust Shares to acquire all of the assets and liabilities and certain common trust funds of Sanwa Bank California. The following is a summary of shares issued, net assets converted, net asset values per share, and unrealized appreciation as of the conversion date:

                                                          NET ASSETS     NET ASSET VALUE      UNREALIZED
                                        SHARES ISSUED     CONVERTED      PER SHARE ISSUED    APPRECIATION
                                        -------------    ------------    ----------------    ------------
Prime Fund............................   45,545,166      $ 45,545,166         $ 1.00         $        --
U.S. Treasury Fund....................       20,000      $     20,000         $ 1.00         $        --
Bond Fund.............................   13,650,618      $136,506,180         $10.00         $ 2,878,936
Global Fund...........................    4,542,064      $ 45,420,639         $10.00         $   (29,967)
Equity Fund...........................   18,992,360      $189,923,596         $10.00         $58,465,204

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

(Unaudited)

                                                            TRUST SHARES             CLASS A SHARES
                                                       ----------------------    ----------------------
                                                        FOR THE PERIOD FROM       FOR THE PERIOD FROM
                                                         NOVEMBER 1, 1997*         FEBRUARY 3, 1998*
                                                       THROUGH MARCH 31, 1998    THROUGH MARCH 31, 1998
                                                       ----------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................         $   1.00                  $   1.00
                                                              --------                  --------
  Net investment income..............................             0.02                        --
                                                              --------                  --------
Total income from investment operations..............             0.02                      0.00
                                                              --------                  --------
LESS DISTRIBUTION FROM:
  Net investment income..............................            (0.02)                       --
                                                              --------                  --------
    Total distributions..............................            (0.02)                       --
                                                              --------                  --------
Net change in net asset value per share..............               --                        --
                                                              --------                  --------
NET ASSET VALUE, END OF PERIOD.......................         $   1.00                  $   1.00
                                                              ========                  ========
TOTAL RETURN.........................................             2.18%(a)                  0.45%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)                        $163,216                  $  7,740
Ratios to average net assets:
  Expenses...........................................             0.48%(b)                  0.75%(b)
  Net investment income..............................             5.22%(b)                  4.96%(b)
  Expenses**.........................................             0.68%(b)                  1.20%(b)
  Net investment income**............................             5.02%(b)                  4.51%(b)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET FUND

(Unaudited)

                                                            TRUST SHARES             CLASS A SHARES
                                                       ----------------------    ----------------------
                                                        FOR THE PERIOD FROM       FOR THE PERIOD FROM
                                                         NOVEMBER 3, 1997*         FEBRUARY 3, 1998*
                                                       THROUGH MARCH 31, 1998    THROUGH MARCH 31, 1998
                                                       ----------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................         $   1.00                  $   1.00
                                                              --------                  --------
  Net investment income..............................             0.02                      0.01
                                                              --------                  --------
Total income from investment operations..............             0.02                      0.01
                                                              --------                  --------
LESS DISTRIBUTION FROM:
  Net investment income..............................            (0.02)                    (0.01)
                                                              --------                  --------
    Total distributions..............................            (0.02)                    (0.01)
                                                              --------                  --------
Net change in net asset value per share..............               --                        --
                                                              --------                  --------
NET ASSET VALUE, END OF PERIOD.......................         $   1.00                  $   1.00
                                                              ========                  ========
TOTAL RETURN.........................................             2.09%(a)                  0.57%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).............         $ 78,594                  $     22
Ratios to average net assets:
  Expenses...........................................             0.46%(b)                  0.71%(b)
  Net investment income..............................             5.11%(b)                  4.82%(b)
  Expenses**.........................................             0.61%(b)                  1.10%(b)
  Net investment income**............................             4.96%(b)                  4.43%(b)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

(Unaudited)

                                                            TRUST SHARES             CLASS A SHARES
                                                       ----------------------    ----------------------
                                                        FOR THE PERIOD FROM       FOR THE PERIOD FROM
                                                         NOVEMBER 1, 1997*         FEBRUARY 3, 1998*
                                                       THROUGH MARCH 31, 1998    THROUGH MARCH 31, 1998
                                                       ----------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................         $  10.00                  $  10.10
                                                              --------                  --------
  Net investment income..............................             0.23                      0.10
  Net realized and unrealized gain...................             0.05                     (0.03)
                                                              --------                  --------
Total income from investment operations..............             0.28                      0.07
                                                              --------                  --------
LESS DISTRIBUTION FROM:
  Net investment income..............................            (0.23)                    (0.10)
                                                              --------                  --------
    Total distributions..............................            (0.23)                    (0.10)
                                                              --------                  --------
Net change in net asset value per share..............             0.05                     (0.03)
                                                              --------                  --------
NET ASSET VALUE, END OF PERIOD.......................         $  10.05                  $  10.07
                                                              ========                  ========
TOTAL RETURN.........................................             2.83%(a)                  0.68%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).............         $135,459                  $    182
Ratios to average net assets:
  Expenses...........................................             0.89%(b)                  1.10%(b)
  Net investment income..............................             5.56%(b)                  5.32%(b)
  Expenses**.........................................             0.99%(b)                  1.44%(b)
  Net investment income**............................             5.46%(b)                  4.98%(b)
Portfolio Turnover Rate..............................               42%(a)                    42%(a)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

(Unaudited)

                                                            TRUST SHARES             CLASS A SHARES
                                                       ----------------------    ----------------------
                                                        FOR THE PERIOD FROM       FOR THE PERIOD FROM
                                                         NOVEMBER 1, 1997*         FEBRUARY 3, 1998*
                                                       THROUGH MARCH 31, 1998    THROUGH MARCH 31, 1998
                                                       ----------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................         $  10.00                  $  10.31
                                                              --------                  --------
  Net investment income..............................             0.06                        --
  Net realized and unrealized gain...................             1.08                      0.80
                                                              --------                  --------
Total income from investment operations..............             1.14                      0.80
                                                              --------                  --------
LESS DISTRIBUTION FROM:
  Net investment income..............................            (0.02)                       --
                                                              --------                  --------
    Total distributions..............................            (0.02)                       --
                                                              --------                  --------
Net change in net asset value per share..............             1.12                      0.80
                                                              --------                  --------
NET ASSET VALUE, END OF PERIOD.......................         $  11.12                  $  11.11
                                                              ========                  ========
TOTAL RETURN.........................................            11.45%(a)                  7.76%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).............         $ 67,911                  $    390
Ratios to average net assets:
  Expenses...........................................             1.35%(b)                  1.59%(b)
  Net investment income..............................             1.53%(b)                  1.88%(b)
  Expenses**.........................................             1.45%(b)                  1.92%(b)
  Net investment income**............................             1.43%(b)                  1.55%(b)
Portfolio Turnover Rate..............................               29%(a)                    29%(a)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

(Unaudited)

                                                            TRUST SHARES             CLASS A SHARES
                                                       ----------------------    ----------------------
                                                        FOR THE PERIOD FROM       FOR THE PERIOD FROM
                                                         NOVEMBER 1, 1997*         FEBRUARY 3, 1998*
                                                       THROUGH MARCH 31, 1998    THROUGH MARCH 31, 1998
                                                       ----------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................         $  10.00                  $  10.87
                                                              --------                  --------
  Net investment income..............................             0.03                      0.01
  Net realized and unrealized gain...................             2.00                      1.11
                                                              --------                  --------
Total income from investment operations..............             2.03                      1.12
                                                              --------                  --------
LESS DISTRIBUTION FROM:
  Net investment income..............................            (0.03)                    (0.01)
                                                              --------                  --------
    Total distributions..............................            (0.03)                    (0.01)
                                                              --------                  --------
Net change in net asset value per share..............             2.00                      1.11
                                                              --------                  --------
NET ASSET VALUE, END OF PERIOD.......................         $  12.00                  $  11.98
                                                              ========                  ========
TOTAL RETURN.........................................            20.29%(a)                 10.30%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).............         $203,802                  $    288
Ratios to average net assets:
  Expenses...........................................             1.01%(b)                  1.19%(b)
  Net investment income..............................             0.57%(b)                  0.07%(b)
  Expenses**.........................................             1.11%(b)                  1.52%(b)
  Net investment income**............................             0.47%(b)                 -0.26%(b)
Portfolio Turnover Rate..............................               29%(a)                    29%(a)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

TRUSTEES AND OFFICERS                                       INVESTMENT ADVISER
                                                            Sanwa Bank California
Larry Layne                                                 Investment Management Department
Chairman of the Board                                       601 S. Figueroa Street
                                                            Los Angeles, California 90017
Masaki Horioka
Trustee                                                     ADMINISTRATOR AND DISTRIBUTOR
                                                            BISYS Fund Services
Walter F. Beran                                             3435 Stelzer Road
Trustee                                                     Columbus, Ohio 43219
David L. Buell                                              LEGAL COUNSEL
Trustee                                                     Ropes and Gray
                                                            One Franklin Square
Donald H. Livingstone                                       1301 K Street, N.W.
Trustee                                                     Suite 800 East
                                                            Washington, DC 20005
Irimga McKay
President                                                   TRANSFER AGENT
                                                            BISYS Fund Services, Inc.
Greg Maddox                                                 3435 Stelzer Road
Vice President                                              Columbus, Ohio 43219
Paul Kane                                                   AUDITORS
Vice President                                              Ernst & Young, LLP
                                                            10 West Broad Street
Alaina V. Metz                                              Columbus, Ohio 43219
Assistant Secretary
                                                            CUSTODIAN
Martin R. Dean                                              The Bank of New York
Treasurer                                                   90 Washington Street
                                                            New York, NY 10286

                            [LOGO EUREKA(SM) FUNDS]


                               Semi-Annual Report
                                 March 31, 1998

                         ------------------------------
                            PRIME MONEY MARKET FUND
                         ------------------------------
                         U.S. TREASURY OBLIGATIONS FUND
                         ------------------------------
                           INVESTMENT GRADE BOND FUND
                         ------------------------------
                          GLOBAL ASSET ALLOCATION FUND
                         ------------------------------
                                  EQUITY FUND
                         ------------------------------



EUR-0034